                                      2003

Nationwide(R) Variable Account-8
December 31, 2003

[LOGO] The BEST of AMERICA(R)

                                  Annual Report

--------------------------------------------------------------------------------

                                                      [LOGO] Nationwide(R)
                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-4739-12/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-8.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year per-formance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joesph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-8. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 35.This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub- account during the period reported.

Notes to Financial Statements, beginning on page 30, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-8

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31,2003

Assets:
   Investments at fair value:
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         376,600 shares (cost $2,535,063) ................................................   $  2,474,262
      American Century VP - International Fund - Class I (ACVPInt)
         749,897 shares (cost $7,647,921) ................................................      4,821,838
      American Century VP - International Fund - Class III (ACVPInt3)
         62,731 shares (cost $329,592) ...................................................        403,357
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,706 shares (cost $14,535) .....................................................         15,666
      American Century VP - Value Fund - Class I (ACVPVal)
         717,723 shares (cost $4,920,835) ................................................      5,591,061
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         15,227 shares (cost $178,170) ...................................................        184,246
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         16,785 shares (cost $191,579) ...................................................        220,047
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         151,570 shares (cost $5,580,168) ................................................      3,605,838
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         105,952 shares (cost $3,914,671) ................................................      3,646,873
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         434,438 shares (cost $4,808,767) ................................................      5,143,743
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         495,538 shares (cost $11,281,698) ...............................................     11,451,890
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         667,998 shares (cost $30,464,887) ...............................................     20,654,512
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         258,834 shares (cost $1,722,045) ................................................      1,791,133
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         164,237 shares (cost $3,357,670) ................................................      2,550,608
      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         14,955 shares (cost $179,259) ...................................................        232,107
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         661,713 shares (cost $15,529,045) ...............................................     15,259,103
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         133,241 shares (cost $2,459,437) ................................................      2,006,607
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
         20,836 shares (cost $220,856) ...................................................        258,159
      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         78,998 shares (cost $895,611) ...................................................        785,242
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         510,078 shares (cost $6,823,274) ................................................      7,533,854

                         NATIONWIDE VARIABLE ACCOUNT-8

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         1,153 shares (cost $9,018) ......................................................   $     11,345
      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         4,873 shares (cost $42,431) .....................................................         47,953
      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         108,780 shares (cost $835,256) ..................................................        872,415
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         558 shares (cost $2,188) ........................................................          2,072
      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         2,672 shares (cost $9,133) ......................................................          9,993
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,367,470 shares (cost $16,250,007) .............................................     16,587,408
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         108,608 shares (cost $1,882,918) ................................................      1,083,912
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         13,201 shares (cost $119,189) ...................................................        138,477
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         88,062 shares (cost $879,249) ...................................................        908,797
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         205,376 shares (cost $1,953,248) ................................................      2,164,668
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         111,170 shares (cost $1,023,695) ................................................      1,178,406
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         157,479 shares (cost $1,532,740) ................................................      1,650,379
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         1,329 shares (cost $8,088) ......................................................          8,396
      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         5,657 shares (cost $29,855) .....................................................         35,755
      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         73,288 shares (cost $2,825,149) .................................................      1,572,036
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         11,189,894 shares (cost $11,189,894) ............................................     11,189,894
      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         865,946 shares (cost $10,224,973) ...............................................      8,893,269
      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         2,790 shares (cost $27,488) .....................................................         27,869
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         123,769 shares (cost $2,018,639) ................................................      1,605,285
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         273,267 shares (cost $2,632,598) ................................................      3,158,961
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         193,231 shares (cost $4,048,602) ................................................      4,198,910
      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         6,055 shares (cost $15,025) .....................................................         19,134
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         75,816 shares (cost $936,551) ...................................................        706,608

                                                                     (Continued)

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         7,525 shares (cost $57,671) .....................................................         70,131
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         121,210 shares (cost $2,879,780) ................................................   $  2,506,613
      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         21,378 shares (cost $71,085) ....................................................         76,748
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         287,685 shares (cost $1,734,832) ................................................      1,015,528
      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         7,073 shares (cost $123,694) ....................................................        162,827
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         77,983 shares (cost $2,139,638) .................................................      1,785,030
      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         49,887 shares (cost $716,463) ...................................................        697,427
      Neuberger Berman AMT - Mid Cap Growth Portfolio(R)(NBAMTMCGr)
         188,165 shares (cost $4,407,550) ................................................      2,884,565
      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         40,023 shares (cost $601,540) ...................................................        616,349
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         152,402 shares (cost $10,330,574) ...............................................      5,594,668
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         299,383 shares (cost $12,989,638) ...............................................     10,388,578
      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         578,927 shares (cost $12,295,023) ...............................................     11,115,390
      Salomon Brothers VSF Inc.All Cap Fund (SalBrCap)
         944,795 shares (cost $14,360,951) ...............................................     14,757,692
      Salomon Brothers VSF Inc.High Yield Bond Fund (SalBrHYBd)
         294,367 shares (cost $2,569,326) ................................................      2,787,655
      Salomon Brothers VSF Inc. Investors Fund (SalBrInv)
         502,157 shares (cost $6,494,088) ................................................      6,372,378
      Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)
         359,737 shares (cost $3,722,810) ................................................      3,867,171
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         107,459 shares (cost $1,226,018) ................................................      1,305,630
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         10,812 shares (cost $122,197) ...................................................        160,772
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         18,945 shares (cost $139,918) ...................................................        171,261
      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         89,579 shares (cost $1,100,941) .................................................      1,395,641
                                                                                             ------------
            Total investments ............................................................    212,434,142
   Accounts receivable ...................................................................          5,003
                                                                                             ------------
            Total assets .................................................................    212,439,145
Accounts payable .........................................................................             --
                                                                                             ------------
Contract owners' equity (note 4) .........................................................   $212,439,145
                                                                                             ============

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total      ACVPIncGr     ACVPInt    ACVPInt3
                                                     ------------   ---------   ----------   --------
Investment activity:
   Reinvested dividends ..........................   $  2,062,651     25,077        33,372     2,167
   Mortality and expense risk charges (note 2) ...     (2,690,710)   (27,983)      (61,351)   (4,284)
                                                     ------------   --------    ----------   -------
      Net investment income (loss) ...............       (628,059)    (2,906)      (27,979)   (2,117)
                                                     ------------   --------    ----------   -------

   Proceeds from mutual fund shares sold .........     30,397,062    179,114       669,860    45,380
   Cost of mutual fund shares sold ...............    (42,644,296)  (249,308)   (1,439,702)  (55,493)
                                                     ------------   --------    ----------   -------
      Realized gain (loss) on investments ........    (12,247,234)   (70,194)     (769,842)  (10,113)
   Change in unrealized gain (loss)
      on investments .............................     52,951,928    576,706     1,698,293    89,813
                                                     ------------   --------    ----------   -------
      Net gain (loss) on investments .............     40,704,694    506,512       928,451    79,700
                                                     ------------   --------    ----------   -------
   Reinvested capital gains ......................         79,081         --            --        --
                                                     ------------   --------    ----------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 40,155,716    503,606       900,472    77,583
                                                     ============   ========    ==========   =======

                                                     ACVUltra    ACVPVal    CSLCapV   DrySmCapIxS
                                                     --------   ---------   -------   -----------
Investment activity:
   Reinvested dividends ..........................       --        51,251     1,228        350
   Mortality and expense risk charges (note 2) ...      (79)      (66,532)   (2,297)    (1,092)
                                                      -----     ---------   -------     ------
      Net investment income (loss) ...............      (79)      (15,281)   (1,069)      (742)
                                                      -----     ---------   -------     ------

   Proceeds from mutual fund shares sold .........       72       490,764    14,771      4,092
   Cost of mutual fund shares sold ...............      (74)     (461,243)  (17,797)    (3,261)
                                                      -----     ---------   -------     ------
      Realized gain (loss) on investments ........       (2)       29,521    (3,026)       831
   Change in unrealized gain (loss)
      on investments .............................    1,156     1,174,588    38,812     28,487
                                                      -----     ---------   -------     ------
      Net gain (loss) on investments .............    1,154     1,204,109    35,786     29,318
                                                      -----     ---------   -------     ------
   Reinvested capital gains ......................       --            --        --      1,115
                                                      -----     ---------   -------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    1,075     1,188,828    34,717     29,691
                                                      =====     =========   =======     ======

                                                       DrySRGro    DryVIFApp   FedQualBd    FidVIPEIS
                                                     -----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................   $     3,685     46,438     172,483       165,506
   Mortality and expense risk charges (note 2) ...       (47,328)   (46,318)    (72,623)     (134,657)
                                                     -----------   --------    --------    ----------
      Net investment income (loss) ...............       (43,643)       120      99,860        30,849
                                                     -----------   --------    --------    ----------

   Proceeds from mutual fund shares sold .........       652,605    418,363     706,307     1,227,009
   Cost of mutual fund shares sold ...............    (1,258,698)  (576,827)   (615,432)   (1,605,419)
                                                     -----------   --------    --------    ----------
      Realized gain (loss) on investments ........      (606,093)  (158,464)     90,875      (378,410)
   Change in unrealized gain (loss)
      on investments .............................     1,378,489    758,051     (34,771)    2,800,271
                                                     -----------   --------    --------    ----------
      Net gain (loss) on investments .............       772,396    599,587      56,104     2,421,861
                                                     -----------   --------    --------    ----------
   Reinvested capital gains ......................            --         --          --            --
                                                     -----------   --------    --------    ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................   $   728,753    599,707     155,964     2,452,710
                                                     ===========   ========    ========    ==========

                                                      FidVIPGrS   FidVIPHIS   FidVIPOvS   FidVIPOvSR
                                                     ----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................       36,566    102,937       16,230      1,034
   Mortality and expense risk charges (note 2) ...     (260,783)   (22,044)     (29,419)    (2,157)
                                                     ----------   --------    ---------    -------
      Net investment income (loss) ...............     (224,217)    80,893      (13,189)    (1,123)
                                                     ----------   --------    ---------    -------

   Proceeds from mutual fund shares sold .........    2,210,152    308,650      251,011     31,460
   Cost of mutual fund shares sold ...............   (4,290,580)  (463,608)    (509,328)   (39,766)
                                                     ----------   --------    ---------    -------
      Realized gain (loss) on investments ........   (2,080,428)  (154,958)    (258,317)    (8,306)
   Change in unrealized gain (loss)
      on investments .............................    7,327,858    420,234    1,019,858     69,050
                                                     ----------   --------    ---------    -------
      Net gain (loss) on investments .............    5,247,430    265,276      761,541     60,744
                                                     ----------   --------    ---------    -------
   Reinvested capital gains ......................           --         --           --         --
                                                     ----------   --------    ---------    -------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................    5,023,213    346,169      748,352     59,621
                                                     ==========   ========    =========    =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                      FidVIPConS   FidVIPGrOpS   FidVIPVaIS   GVITCVal
                                                     -----------   -----------   ----------   --------
Investment activity:
   Reinvested dividends ..........................   $    48,789      13,241           --        8,852
   Mortality and expense risk charges (note 2) ...      (189,598)    (26,752)      (1,669)      (9,548)
                                                     -----------    --------      -------     --------
      Net investment income (loss) ...............      (140,809)    (13,511)      (1,669)        (696)
                                                     -----------    --------      -------     --------

   Proceeds from mutual fund shares sold .........     1,669,964     458,095       24,351      122,036
   Cost of mutual fund shares sold ...............    (2,280,631)   (753,237)     (19,395)    (204,011)
                                                     -----------    --------      -------     --------
      Realized gain (loss) on investments ........      (610,667)   (295,142)       4,956      (81,975)
   Change in unrealized gain (loss)
      on investments .............................     3,991,016     762,692       37,708      262,527
                                                     -----------    --------      -------     --------
      Net gain (loss) on investments .............     3,380,349     467,550       42,664      180,552
                                                     -----------    --------      -------     --------
   Reinvested capital gains ......................            --          --        1,550           --
                                                     -----------    --------      -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 3,239,540     454,039       42,545      179,856
                                                     ===========    ========      =======     ========

                                                     GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc
                                                     ------------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................        30,839          53             46         58,879
   Mortality and expense risk charges (note 2) ...       (92,763)       (122)          (162)       (11,038)
                                                      ----------      ------         ------       --------
      Net investment income (loss) ...............       (61,924)        (69)          (116)        47,841
                                                      ----------      ------         ------       --------

   Proceeds from mutual fund shares sold .........       934,271       3,727          3,029        111,806
   Cost of mutual fund shares sold ...............    (1,000,467)     (4,850)        (2,994)      (122,252)
                                                      ----------      ------         ------       --------
      Realized gain (loss) on investments ........       (66,196)     (1,123)            35        (10,446)
   Change in unrealized gain (loss)
      on investments .............................     2,024,713       5,591          5,620        106,025
                                                      ----------      ------         ------       --------
      Net gain (loss) on investments .............     1,958,517       4,468          5,655         95,579
                                                      ----------      ------         ------       --------
   Reinvested capital gains ......................            46          --             --             --
                                                      ----------      ------         ------       --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     1,896,639       4,399          5,539        143,420
                                                      ==========      ======         ======       ========

                                                     GVITGITech   GVITGITech3    GVITGvtBd   GVITGrowth
                                                     ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................    $    --           --         541,563         196
   Mortality and expense risk charges (note 2) ...        (52)         (59)       (246,622)    (13,495)
                                                      -------       ------      ----------    --------
      Net investment income (loss) ...............        (52)         (59)        294,941     (13,299)
                                                      -------       ------      ----------    --------

   Proceeds from mutual fund shares sold .........      3,997        2,644       3,263,254     112,272
   Cost of mutual fund shares sold ...............     (4,315)      (2,182)     (2,973,552)   (356,489)
                                                      -------       ------      ----------    --------
      Realized gain (loss) on investments ........       (318)         462         289,702    (244,217)
   Change in unrealized gain (loss)
      on investments .............................      2,440          869        (510,495)    512,640
                                                      -------       ------      ----------    --------
      Net gain (loss) on investments .............      2,122        1,331        (220,793)    268,423
                                                      -------       ------      ----------    --------
   Reinvested capital gains ......................         --           --          23,250          --
                                                      -------       ------      ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 2,070        1,272          97,398     255,124
                                                      =======       ======      ==========    ========

                                                     GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                     ---------   ---------   ---------   ------------
Investment activity:
   Reinvested dividends ..........................      1,213      15,833      23,673       10,625
   Mortality and expense risk charges (note 2) ...     (1,188)     (8,261)    (16,382)      (9,998)
                                                      -------    --------     -------      -------
      Net investment income (loss) ...............         25       7,572       7,291          627
                                                      -------    --------     -------      -------

   Proceeds from mutual fund shares sold .........     29,965     121,368      59,813       27,268
   Cost of mutual fund shares sold ...............    (24,318)   (117,743)    (62,903)     (29,816)
                                                      -------    --------     -------      -------
      Realized gain (loss) on investments ........      5,647       3,625      (3,090)      (2,548)
   Change in unrealized gain (loss)
      on investments .............................     18,276      29,027     217,743      179,988
                                                      -------    --------     -------      -------
      Net gain (loss) on investments .............     23,923      32,652     214,653      177,440
                                                      -------    --------     -------      -------
   Reinvested capital gains ......................      1,529       3,367         827           --
                                                      -------    --------     -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     25,477      43,591     222,771      178,067
                                                      =======    ========     =======      =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                     GVITIDModCon   GVITIntGro   GVITIntGro3   GVITSMdCpGr
                                                     ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................     $ 27,298          --            --             --
   Mortality and expense risk charges (note 2) ...      (16,273)        (94)         (227)       (20,160)
                                                       --------       -----         -----       --------
      Net investment income (loss) ...............       11,025         (94)         (227)       (20,160)
                                                       --------       -----         -----       --------

   Proceeds from mutual fund shares sold .........       53,507         205           336        218,779
   Cost of mutual fund shares sold ...............      (53,838)       (249)         (349)      (523,830)
                                                       --------       -----         -----       --------
      Realized gain (loss) on investments ........         (331)        (44)          (13)      (305,051)
   Change in unrealized gain (loss)
      on investments .............................      137,152       2,279         6,534        789,293
                                                       --------       -----         -----       --------
      Net gain (loss) on investments .............      136,821       2,235         6,521        484,242
                                                       --------       -----         -----       --------
   Reinvested capital gains ......................        2,640          --            --             --
                                                       --------       -----         -----       --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................     $150,486       2,141         6,294        464,082
                                                       ========       =====         =====       ========

                                                      GVITMyMkt   GVITNWFund   GVITNStrVal   GVITSmCapGr
                                                     ----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................       80,904       45,908          8             --
   Mortality and expense risk charges (note 2) ...     (180,261)    (116,424)      (321)       (20,103)
                                                     ----------   ----------      -----       --------
      Net investment income (loss) ...............      (99,357)     (70,516)      (313)       (20,103)
                                                     ----------   ----------      -----       --------

   Proceeds from mutual fund shares sold .........    6,432,256    1,379,891        349        144,550
   Cost of mutual fund shares sold ...............   (6,432,256)  (3,017,360)      (425)      (242,527)
                                                     ----------   ----------      -----       --------
      Realized gain (loss) on investments ........           --   (1,637,469)       (76)       (97,977)
   Change in unrealized gain (loss)
      on investments .............................           --    3,609,507      7,915        519,372
                                                     ----------   ----------      -----       --------
      Net gain (loss) on investments .............           --    1,972,038      7,839        421,395
                                                     ----------   ----------      -----       --------
   Reinvested capital gains ........................         --           --         --             --
                                                     ----------   ----------      -----       --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................      (99,357)   1,901,522      7,526        401,292
                                                     ==========   ==========      =====       ========

                                                     GVITSmCapVal   GVITSmComp   GVITTGroFo3    GVITWLead
                                                     ------------   ----------   -----------    ---------
Investment activity:
   Reinvested dividends ..........................    $       13           --          --             --
   Mortality and expense risk charges (note 2) ...       (35,582)     (50,169)       (179)        (8,744)
                                                      ----------    ---------       -----       --------
      Net investment income (loss) ...............       (35,569)     (50,169)       (179)        (8,744)
                                                      ----------    ---------       -----       --------

   Proceeds from mutual fund shares sold .........       445,836      346,868         178         89,367
   Cost of mutual fund shares sold ...............      (551,354)    (440,106)       (152)      (164,709)
                                                      ----------    ---------       -----       --------
      Realized gain (loss) on investments ........      (105,518)     (93,238)         26        (75,342)
   Change in unrealized gain (loss)
      on investments .............................     1,280,988    1,346,206       4,422        270,575
                                                      ----------    ---------       -----       --------
      Net gain (loss) on investments .............     1,175,470    1,252,968       4,448        195,233
                                                      ----------    ---------       -----       --------
   Reinvested capital gains ......................            --           --          --             --
                                                      ----------    ---------       -----       --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................    $1,139,901    1,202,799       4,269        186,489
                                                      ==========    =========       =====       ========

                                                     GVITWLead3   JanCapAp   JanGlTechS2   JanGlTech
                                                     ----------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................         --        5,654          --           --
   Mortality and expense risk charges (note 2) ...       (413)     (33,076)       (438)     (12,370)
                                                       ------     --------     -------     --------
      Net investment income (loss) ...............       (413)     (27,422)       (438)     (12,370)
                                                       ------     --------     -------     --------

   Proceeds from mutual fund shares sold .........      3,129      410,018      25,543      144,321
   Cost of mutual fund shares sold ...............     (2,718)    (758,743)    (32,268)    (535,403)
                                                       ------     --------     -------     --------
      Realized gain (loss) on investments ........        411     (348,725)     (6,725)    (391,082)
   Change in unrealized gain (loss)
      on investments .............................     12,460      783,529      13,764      722,396
                                                       ------     --------     -------     --------
      Net gain (loss) on investments .............     12,871      434,804       7,039      331,314
                                                       ------     --------     -------     --------
   Reinvested capital gains ......................         --           --          --           --
                                                       ------     --------     -------     --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations...............................     12,458      407,382       6,601      318,944
                                                       ======     ========     =======     ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                     JanIntGroS2   JanIntGro   NBAMTGuard   NBAMTMCGr
                                                     -----------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................    $  1,218       14,971       5,338           --
   Mortality and expense risk charges (note 2) ...      (1,723)     (21,848)     (8,220)     (36,366)
                                                      --------     --------     -------     --------
      Net investment income (loss) ...............        (505)      (6,877)     (2,882)     (36,366)
                                                      --------     --------     -------     --------

   Proceeds from mutual fund shares sold .........      31,605      304,443      28,875      299,971
   Cost of mutual fund shares sold ...............     (38,737)    (589,305)    (41,810)    (546,922)
                                                      --------     --------     -------     --------
      Realized gain (loss) on investments ........      (7,132)    (284,862)    (12,935)    (246,951)
   Change in unrealized gain (loss)
      on investments .............................      47,425      736,195     175,154      896,506
                                                      --------     --------     -------     --------
      Net gain (loss) on investments .............      40,293      451,333     162,219      649,555
                                                      --------     --------     -------     --------
   Reinvested capital gains ......................          --           --          --           --
                                                      --------     --------     -------     --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    $ 39,788      444,456     159,337      613,189
                                                      ========     ========     =======     ========

                                                     NBAMTPart    OppAggGro    OppCapAp     OppMSFund
                                                     ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................         --            --       36,612       95,074
   Mortality and expense risk charges (note 2) ...     (7,469)      (73,525)    (130,693)    (139,588)
                                                      -------    ----------   ----------   ----------
      Net investment income (loss) ...............     (7,469)      (73,525)     (94,081)     (44,514)
                                                      -------    ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........     26,298       636,315    1,288,835    1,015,923
   Cost of mutual fund shares sold ...............    (31,044)   (1,870,481)  (2,249,713)  (1,457,792)
                                                      -------    ----------   ----------   ----------
      Realized gain (loss) on investments ........     (4,746)   (1,234,166)    (960,878)    (441,869)
   Change in unrealized gain (loss)
      on investments .............................    166,024     2,406,776    3,443,160    2,722,243
                                                      -------    ----------   ----------   ----------
      Net gain (loss) on investments .............    161,278     1,172,610    2,482,282    2,280,374
                                                      -------    ----------   ----------   ----------
   Reinvested capital gains ......................         --            --           --           --
                                                      -------    ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    153,809     1,099,085    2,388,201    2,235,860
                                                      =======    ==========   ==========   ==========

                                                       SalBrCap    SalBrHYBd    SalBrInv   SalBrTotRet
                                                     -----------   ---------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $    32,321    166,358       78,514      58,795
   Mortality and expense risk charges (note 2) ...      (175,281)   (34,935)     (76,298)    (49,445)
                                                     -----------   --------    ---------    --------
      Net investment income (loss) ...............      (142,960)   131,423        2,216       9,350
                                                     -----------   --------    ---------    --------

   Proceeds from mutual fund shares sold .........     1,179,416    246,179      677,573     385,302
   Cost of mutual fund shares sold ...............    (1,470,183)  (249,905)    (925,163)   (416,854)
                                                     -----------   --------    ---------    --------
      Realized gain (loss) on investments ........      (290,767)    (3,726)    (247,590)    (31,552)
   Change in unrealized gain (loss)
      on investments .............................     4,403,781    367,749    1,688,907     457,829
                                                     -----------   --------    ---------    --------
      Net gain (loss) on investments .............     4,113,014    364,023    1,441,317     426,277
                                                     -----------   --------    ---------    --------
   Reinvested capital gains ......................            --         --           --      44,757
                                                     -----------   --------    ---------    --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   $ 3,970,054    495,446    1,443,533     480,384
                                                     ===========   ========    =========    ========

                                                     VEWrldEMkt   VEWrldHAs    VKEmMkt   VKUSRealEst
                                                     ----------   ---------   --------   -----------
Investment activity:
   Reinvested dividends ..........................      1,115         424           --          --
   Mortality and expense risk charges (note 2) ...    (13,966)     (1,608)      (2,476)    (15,779)
                                                      -------      ------     --------     -------
      Net investment income (loss) ...............    (12,851)     (1,184)      (2,476)    (15,779)
                                                      -------      ------     --------     -------

   Proceeds from mutual fund shares sold .........     64,310       2,382      257,821      99,211
                                                      -------      ------     --------     -------
   Cost of mutual fund shares sold ...............    (96,800)     (2,433)    (262,397)    (92,779)
                                                      -------      ------     --------     -------
      Realized gain (loss) on investments ........    (32,490)        (51)      (4,576)      6,432
   Change in unrealized gain (loss)
      on investments .............................    486,116      47,591       46,787     360,018
                                                      -------      ------     --------     -------
      Net gain (loss) on investments .............    453,626      47,540       42,211     366,450
                                                      -------      ------     --------     -------
   Reinvested capital gains ......................         --          --           --          --
                                                      -------      ------     --------     -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    440,775      46,356       39,735     350,671
                                                      =======      ======     ========     =======

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                           Total                   ACVPIncGr
                                                --------------------------   ---------------------
                                                    2003           2002         2003        2002
                                                ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $   (628,059)     (426,449)     (2,906)     (6,597)
   Realized gain (loss) on investments ......    (12,247,234)  (21,867,203)    (70,194)   (186,694)
   Change in unrealized gain (loss)
      on investments ........................     52,951,928   (22,495,332)    576,706    (311,482)
   Reinvested capital gains .................         79,081       832,366          --          --
                                                ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     40,155,716   (43,956,618)    503,606    (504,773)
                                                ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     10,122,907    28,534,926     115,087     312,761
   Transfers between funds ..................             --            --     177,249    (112,699)
   Redemptions (note 3) .....................    (20,323,535)  (33,361,306)   (115,087)   (247,302)
   Annual contract maintenance charges
      (note 2) ..............................        (44,995)      (44,342)       (440)       (479)
   Contingent deferred sales charges
      (note 2) ..............................       (411,955)     (420,098)     (2,353)     (5,150)
   Adjustments to maintain reserves .........          5,677       (16,460)        (16)        (31)
                                                ------------   -----------   ---------   ---------
         Net equity transactions ............    (10,651,901)   (5,307,280)    174,440     (52,900)
                                                ------------   -----------   ---------   ---------

Net change in contract owners' equity .......     29,503,815   (49,263,898)    678,046    (557,673)
Contract owners' equity beginning
   of period ................................    182,935,330   232,199,228   1,796,233   2,353,906
                                                ------------   -----------   ---------   ---------
Contract owners' equity end of period........   $212,439,145   182,935,330   2,474,279   1,796,233
                                                ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     22,694,462    24,153,291     250,186     260,646
                                                ------------   -----------   ---------   ---------
   Units purchased ..........................      2,201,779     3,048,446      42,619      69,249
   Units redeemed ...........................     (3,613,599)   (4,507,275)    (22,602)    (79,709)
                                                ------------   -----------   ---------   ---------
   Ending units .............................     21,282,642    22,694,462     270,203     250,186
                                                ============   ===========   =========   =========

                                                        ACVPInt               ACVPInt3
                                                ----------------------   -----------------
                                                   2003        2002        2003      2002
                                                ---------   ----------   -------   -------
Investment activity:
   Net investment income (loss) .............     (27,979)     (33,363)   (2,117)   (1,031)
   Realized gain (loss) on investments ......    (769,842)  (1,751,499)  (10,113)   (1,615)
   Change in unrealized gain (loss)
      on investments ........................   1,698,293      343,842    89,813   (16,048)
   Reinvested capital gains .................          --           --        --        --
                                                ---------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     900,472   (1,441,020)   77,583   (18,694)
                                                ---------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............          --       87,467     2,963   111,429
   Transfers between funds ..................    (222,138)    (763,149)  147,156   116,561
   Redemptions (note 3) .....................    (377,309)    (659,163)  (11,297)  (22,179)
   Annual contract maintenance charges
      (note 2) ..............................      (1,040)      (1,339)      (55)      (16)
   Contingent deferred sales charges
      (note 2) ..............................      (6,634)      (8,055)      (26)      (60)
   Adjustments to maintain reserves .........         (17)         (60)       --        (6)
                                                ---------   ----------   -------   -------
         Net equity transactions ............    (607,138)  (1,344,299)  138,741   205,729
                                                ---------   ----------   -------   -------

Net change in contract owners' equity .......     293,334   (2,785,319)  216,324   187,035
Contract owners' equity beginning
   of period ................................   4,528,535    7,313,854   187,035        --
                                                ---------   ----------   -------   -------
Contract owners' equity end of period........   4,821,869    4,528,535   403,359   187,035
                                                =========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................     688,081      872,497    23,266        --
                                                ---------   ----------   -------   -------
   Units purchased ..........................          --       12,084    20,799    25,329
   Units redeemed ...........................     (91,306)    (196,500)   (3,195)   (2,063)
                                                ---------   ----------   -------   -------
   Ending units .............................     596,775      688,081    40,870    23,266
                                                =========   ==========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   ACVPUltra             ACVPVal               CSLCapV          DrySmCapIxS
                                                ---------------   ---------------------   -----------------   ---------------
                                                  2003     2002      2003        2002       2003      2002      2003     2002
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
Investment activity:
   Net investment income (loss) .............   $   (79)     (6)    (15,281)    (26,588)   (1,069)     (834)     (742)    (11)
   Realized gain (loss) on investments ......        (2)   (230)     29,521      52,419    (3,026)   (1,958)      831    (302)
   Change in unrealized gain (loss)
      on investments ........................     1,156     (26)  1,174,588    (968,739)   38,812   (51,832)   28,487     (19)
   Reinvested capital gains .................        --      --          --     231,117        --        --     1,115      --
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,075    (262)  1,188,828    (711,791)   34,717   (54,624)   29,691    (332)
                                                -------   -----   ---------   ---------   -------   -------   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     1,337     636     260,371   1,398,457       (57)       --    39,050     245
   Transfers between funds ..................    12,648   1,076     183,249     366,874    (6,665)   (5,648)  148,008   3,834
   Redemptions (note 3) .....................        --    (841)   (356,641)   (670,845)   (5,735)       --      (390)     --
   Annual contract maintenance charges
      (note 2) ..............................        (4)     --      (1,370)     (1,019)       --        --       (50)     (7)
   Contingent deferred sales charges
      (note 2) ..............................        --      --      (8,239)     (8,959)       --        --        --      --
   Adjustments to maintain reserves .........        --      (4)         57        (198)       --       (11)      (11)      1
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
         Net equity transactions ............    13,981     867      77,427   1,084,310   (12,457)   (5,659)  186,607   4,073
                                                -------   -----   ---------   ---------   -------   -------   -------   -----

Net change in contract owners' equity .......    15,056     605   1,266,255     372,519    22,260   (60,283)  216,298   3,741
Contract owners' equity beginning
   of period ................................       605      --   4,324,838   3,952,319   161,986   222,269     3,741      --
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
Contract owners' equity end of period........   $15,661     605   5,591,093   4,324,838   184,246   161,986   220,039   3,741
                                                =======   =====   =========   =========   =======   =======   =======   =====

CHANGES IN UNITS:
   Beginning units ..........................        76      --     393,412     309,733    19,997    20,806       492      --
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
   Units purchased ..........................     1,521     101      51,405     106,722     2,265        --    21,204     492
   Units redeemed ...........................        --     (25)    (44,837)    (23,043)   (3,832)     (809)     (393)     --
                                                -------   -----   ---------   ---------   -------   -------   -------   -----
   Ending units .............................     1,597      76     399,980     393,412    18,430    19,997    21,303     492
                                                =======   =====   =========   =========   =======   =======   =======   =====

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        DrySRGro                 DryVIFApp
                                                -----------------------   ----------------------
                                                   2003         2002         2003        2002
                                                ----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $  (43,643)     (56,882)        120      (16,263)
   Realized gain (loss) on investments ......     (606,093)    (849,195)   (158,464)    (205,742)
   Change in unrealized gain (loss)
      on investments ........................    1,378,489     (840,767)    758,051     (563,220)
   Reinvested capital gains .................           --           --          --           --
                                                ----------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      728,753   (1,746,844)    599,707     (785,225)
                                                ----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       51,891       87,933     155,694      280,960
   Transfers between funds ..................     (305,595)    (547,180)    (29,749)    (185,022)
   Redemptions (note 3) .....................     (319,695)    (457,090)   (184,050)    (588,305)
   Annual contract maintenance charges
      (note 2) ..............................         (959)      (1,292)       (668)        (558)
   Contingent deferred sales charges
      (note 2) ..............................       (5,217)      (5,185)     (4,694)      (4,578)
   Adjustments to maintain reserves .........            5         (112)         45         (126)
                                                ----------   ----------   ---------   ----------
         Net equity transactions ............     (579,570)    (922,926)    (63,422)    (497,629)
                                                ----------   ----------   ---------   ----------

Net change in contract owners' equity .......      149,183   (2,669,770)    536,285   (1,282,854)
Contract owners' equity beginning
   of period ................................    3,456,674    6,126,444   3,110,617    4,393,471
                                                ----------   ----------   ---------   ----------
Contract owners' equity end of period .......   $3,605,857    3,456,674   3,646,902    3,110,617
                                                ==========   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      614,136      762,556     393,543      456,408
                                                ----------   ----------   ---------   ----------
   Units purchased ..........................        8,779       14,243      26,131       35,873
   Units redeemed ...........................     (107,271)    (162,663)    (33,453)     (98,738)
                                                ----------   ----------   ---------   ----------
   Ending units .............................      515,644      614,136     386,221      393,543
                                                ==========   ==========   =========   ==========

                                                      FedQualBd                FidVIPEIS
                                                ---------------------   -----------------------
                                                   2003        2002        2003         2002
                                                ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .............      99,860      78,001       30,849       27,182
   Realized gain (loss) on investments ......      90,875      46,869     (378,410)    (362,574)
   Change in unrealized gain (loss)
      on investments ........................     (34,771)    168,646    2,800,271   (2,208,132)
   Reinvested capital gains .................          --      52,306           --      259,173
                                                ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     155,964     345,822    2,452,710   (2,284,351)
                                                ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     367,961     771,555      596,133    1,481,250
   Transfers between funds ..................      64,917     886,245      225,889      141,757
   Redemptions (note 3) .....................    (484,689)   (584,100)    (951,739)  (1,992,236)
   Annual contract maintenance charges
      (note 2) ..............................      (1,126)       (839)      (2,626)      (2,911)
   Contingent deferred sales charges
      (note 2) ..............................     (15,009)     (7,464)     (19,738)     (31,558)
   Adjustments to maintain reserves .........         (34)        (76)          86         (250)
                                                ---------   ---------   ----------   ----------
         Net equity transactions ............     (67,980)  1,065,321     (151,995)    (403,948)
                                                ---------   ---------   ----------   ----------

Net change in contract owners' equity .......      87,984   1,411,143    2,300,715   (2,688,299)
Contract owners' equity beginning
   of period ................................   5,055,726   3,644,583    9,151,283   11,839,582
                                                ---------   ---------   ----------   ----------
Contract owners' equity end of period .......   5,143,710   5,055,726   11,451,998    9,151,283
                                                =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     406,235     315,665    1,081,163    1,144,546
                                                ---------   ---------   ----------   ----------
   Units purchased ..........................      59,361     114,167      121,843      278,610
   Units redeemed ...........................     (65,016)    (23,597)    (149,092)    (341,993)
                                                ---------   ---------   ----------   ----------
   Ending units .............................     400,580     406,235    1,053,914    1,081,163
                                                =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FidVIPGrS                 FidVIPHIS
                                                -------------------------   ---------------------
                                                    2003          2002         2003        2002
                                                -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $  (224,217)     (290,094)     80,893     138,813
   Realized gain (loss) on investments ......    (2,080,428)   (4,256,782)   (154,958)   (235,642)
   Change in unrealized gain (loss)
      on investments ........................     7,327,858    (4,452,304)    420,234     121,294
   Reinvested capital gains .................            --            --          --          --
                                                -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     5,023,213    (8,999,180)    346,169      24,465
                                                -----------   -----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       370,255     1,097,965     216,877     159,339
   Transfers between funds ..................      (326,295)   (1,546,128)    114,640     (57,036)
   Redemptions (note 3) .....................    (1,642,838)   (3,053,655)   (259,811)   (257,085)
   Annual contract maintenance charges
      (note 2) ..............................        (4,745)       (5,725)       (423)       (330)
   Contingent deferred sales charges
      (note 2) ..............................       (31,607)      (45,039)     (4,178)     (4,969)
   Adjustments to maintain reserves .........           207          (551)         11          (8)
                                                -----------   -----------   ---------   ---------
         Net equity transactions ............    (1,635,023)   (3,553,133)     67,116    (160,089)
                                                -----------   -----------   ---------   ---------

Net change in contract owners' equity .......     3,388,190   (12,552,313)    413,285    (135,624)
Contract owners' equity beginning
   of period ................................    17,266,579    29,818,892   1,377,853   1,513,477
                                                -----------   -----------   ---------   ---------
Contract owners' equity end of period .......   $20,654,769    17,266,579   1,791,138   1,377,853
                                                ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     2,877,438     3,419,931     196,211     220,196
                                                -----------   -----------   ---------   ---------
   Units purchased ..........................       114,398       170,094      54,700      24,691
   Units redeemed ...........................      (362,760)     (712,587)    (47,283)    (48,676)
                                                -----------   -----------   ---------   ---------
   Ending units .............................     2,629,076     2,877,438     203,628     196,211
                                                ===========   ===========   =========   =========

                                                       FidVIPOvS             FidVIPOvSR
                                                ----------------------   -----------------
                                                   2003        2002        2003      2002
                                                ---------   ----------   -------   -------
Investment activity:
   Net investment income (loss) .............     (13,189)     (17,119)   (1,123)     (648)
   Realized gain (loss) on investments ......    (258,317)    (653,749)   (8,306)   (1,512)
   Change in unrealized gain (loss)
      on investments ........................   1,019,858       49,388    69,050   (16,203)
   Reinvested capital gains .................          --           --        --        --
                                                ---------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     748,352     (621,480)   59,621   (18,363)
                                                ---------   ----------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............          --       29,417    40,360     9,249
   Transfers between funds ..................     (87,247)    (264,411)   43,709    90,039
   Redemptions (note 3) .....................    (108,775)    (381,880)  (10,047)   (5,677)
   Annual contract maintenance charges
      (note 2) ..............................        (316)        (395)      (24)       (6)
   Contingent deferred sales charges
      (note 2) ..............................      (1,775)      (7,306)      (68)       --
   Adjustments to maintain reserves .........     (23,299)         (41)   23,313        (8)
                                                ---------   ----------   -------   -------
         Net equity transactions ............    (221,412)    (624,616)   97,243    93,597
                                                ---------   ----------   -------   -------

Net change in contract owners' equity .......     526,940   (1,246,096)  156,864    75,234
Contract owners' equity beginning
   of period ................................   2,023,692    3,269,788    75,234        --
                                                ---------   ----------   -------   -------
Contract owners' equity end of period .......   2,550,632    2,023,692   232,098    75,234
                                                =========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................     336,058      426,463     9,740        --
                                                ---------   ----------   -------   -------
   Units purchased ..........................          --        4,311    16,056    10,267
   Units redeemed ...........................     (36,089)     (94,716)   (4,523)     (527)
                                                ---------   ----------   -------   -------
   Ending units .............................     299,969      336,058    21,273     9,740
                                                =========   ==========   =======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       FidVIPConS               FidVIPGrOpS
                                                ------------------------   ---------------------
                                                    2003          2002        2003        2002
                                                -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $  (140,809)     (96,857)    (13,511)    (10,594)
   Realized gain (loss) on investments ......      (610,667)  (1,174,732)   (295,142)   (304,409)
   Change in unrealized gain (loss)
      on investments ........................     3,991,016     (420,678)    762,692    (335,372)
   Reinvested capital gains .................            --           --          --          --
                                                -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     3,239,540   (1,692,267)    454,039    (650,375)
                                                -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       247,196      540,204      30,523     152,595
   Transfers between funds ..................       166,030     (909,231)   (176,733)   (253,649)
   Redemptions (note 3) .....................    (1,074,474)  (2,140,061)   (250,430)   (216,842)
   Annual contract maintenance charges
      (note 2) ..............................        (3,057)      (3,263)       (370)       (441)
   Contingent deferred sales charges
      (note 2) ..............................       (22,537)     (36,735)     (2,642)     (4,449)
   Adjustments to maintain reserves .........           164         (247)          8         (57)
                                                -----------   ----------   ---------   ---------
         Net equity transactions ............      (686,678)  (2,549,333)   (399,644)   (322,843)
                                                -----------   ----------   ---------   ---------

Net change in contract owners' equity .......     2,552,862   (4,241,600)     54,395    (973,218)
Contract owners' equity beginning
   of period ................................    12,706,437   16,948,037   1,952,229   2,925,447
                                                -----------   ----------   ---------   ---------
Contract owners' equity end of period .......   $15,259,299   12,706,437   2,006,624   1,952,229
                                                ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     1,521,102    1,811,908     346,681     399,964
                                                -----------   ----------   ---------   ---------
   Units purchased ..........................       108,857       62,610       9,398      25,577
   Units redeemed ...........................      (186,576)    (353,416)    (77,357)    (78,860)
                                                -----------   ----------   ---------   ---------
   Ending units .............................     1,443,383    1,521,102     278,722     346,681
                                                ===========   ==========   =========   =========

                                                   FidVIPVaIS           GVITCVal
                                                ----------------   ------------------
                                                  2003     2002      2003      2002
                                                -------   ------   -------   --------
Investment activity:
   Net investment income (loss) .............    (1,669)     (25)     (696)      (538)
   Realized gain (loss) on investments ......     4,956       (2)  (81,975)   (98,058)
   Change in unrealized gain (loss)
      on investments ........................    37,708     (405)  262,527   (149,287)
   Reinvested capital gains .................     1,550       --        --         --
                                                -------   ------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    42,545     (432)  179,856   (247,883)
                                                -------   ------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     2,481       --    38,028     34,544
   Transfers between funds ..................   224,216   10,969    10,926     22,867
   Redemptions (note 3) .....................   (21,587)      --   (83,621)  (131,729)
   Annual contract maintenance charges
      (note 2) ..............................       (24)      (9)      (62)       (62)
   Contingent deferred sales charges
      (note 2) ..............................        --       --    (1,942)    (1,121)
   Adjustments to maintain reserves .........        (5)      (2)       (3)       (27)
                                                -------   ------   -------   --------
         Net equity transactions ............   205,081   10,958   (36,674)   (75,528)
                                                -------   ------   -------   --------

Net change in contract owners' equity .......   247,626   10,526   143,182   (323,411)
Contract owners' equity beginning
   of period ................................    10,526       --   642,059    965,470
                                                -------   ------   -------   --------
Contract owners' equity end of period .......   258,152   10,526   785,241    642,059
                                                =======   ======   =======   ========

CHANGES IN UNITS:
   Beginning units ..........................     1,415       --   100,006    110,991
                                                -------   ------   -------   --------
   Units purchased ..........................    23,375    1,415    12,330      8,486
   Units redeemed ...........................    (2,485)      --   (17,959)   (19,471)
                                                -------   ------   -------   --------
   Ending units .............................    22,305    1,415    94,377    100,006
                                                =======   ======   =======   ========

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITDMidCapI           GVITEmMrkts       GVITEmMrkts3        GVITFHiInc
                                                -----------------------   ---------------   ----------------   -----------------
                                                   2003         2002       2003     2002     2003      2002      2003     2002
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
Investment activity:
   Net investment income (loss) .............   $  (61,924)     (77,411)     (69)    (132)    (116)      (70)   47,841    45,132
   Realized gain (loss) on investments ......      (66,196)     (84,133)  (1,123)     (25)      35   (15,041)  (10,446)  (14,449)
   Change in unrealized gain (loss)
      on investments ........................    2,024,713   (1,266,408)   5,591   (2,405)   5,620       (99)  106,025   (20,011)
   Reinvested capital gains .................           46       57,469       --       --       --        --        --        --
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,896,639   (1,370,483)   4,399   (2,562)   5,539   (15,210)  143,420    10,672
                                                ----------   ----------   ------   ------   ------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      152,374      537,750       --       --    2,119     1,799    43,481   110,053
   Transfers between funds ..................        9,859       64,754       --    4,782   37,471    18,152    76,000    47,516
   Redemptions (note 3) .....................     (746,098)    (898,870)  (3,599)      --     (883)     (984)  (71,559)  (47,251)
   Annual contract maintenance charges
      (note 2) ..............................       (1,034)        (972)      (5)      (5)      (2)       --      (131)      (82)
   Contingent deferred sales charges
      (note 2) ..............................      (18,413)      (8,034)      --       --      (53)       --    (1,255)   (1,540)
   Adjustments to maintain reserves .........           90         (145)     (13)      (2)     (11)        1         8        (7)
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
         Net equity transactions ............     (603,222)    (305,517)  (3,617)   4,775   38,641    18,968    46,544   108,689
                                                ----------   ----------   ------   ------   ------   -------   -------   -------

Net change in contract owners' equity .......    1,293,417   (1,676,000)     782    2,213   44,180     3,758   189,964   119,361
Contract owners' equity beginning
   of period ................................    6,240,538    7,916,538   10,549    8,336    3,758        --   682,457   563,096
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
Contract owners' equity end of period .......   $7,533,955    6,240,538   11,331   10,549   47,938     3,758   872,421   682,457
                                                ==========   ==========   ======   ======   ======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................      578,271      612,540    1,555    1,027      501        --    70,370    59,096
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
   Units purchased ..........................       29,868       69,668       --      528    3,797       525    14,548    13,875
   Units redeemed ...........................      (82,308)    (103,937)    (530)      --     (375)      (24)  (10,302)   (2,601)
                                                ----------   ----------   ------   ------   ------   -------   -------   -------
   Ending units .............................      525,831      578,271    1,025    1,555    3,923       501    74,616    70,370
                                                ==========   ==========   ======   ======   ======   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITGlTech       GVITGlTech3          GVITGvtBd                GVITGrowth
                                                ----------------   ------------   -----------------------   ---------------------
                                                  2003     2002     2003   2002      2003        2002          2003         2002
                                                -------   ------   -----   ----   ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $   (52)     (63)    (59)   --       294,941      486,441     (13,299)    (17,269)
   Realized gain (loss) on investments ......      (318)  (4,814)    462    --       289,702      176,721    (244,217)   (548,145)
   Change in unrealized gain (loss)
      on investments ........................     2,440      566     869    (9)     (510,495)     627,952     512,640     116,057
   Reinvested capital gains .................        --       --      --    --        23,250      141,289          --          --
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     2,070   (4,311)  1,272    (9)       97,398    1,432,403     255,124    (449,357)
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............        --    1,407     817    98     1,286,209    3,953,989      23,725      33,803
   Transfers between funds ..................        --   (5,777)  7,841    --      (800,752)   2,932,496     (35,608)   (104,488)
   Redemptions (note 3) .....................    (3,940)      --     (26)   --    (1,962,965)  (3,382,235)    (62,973)   (159,093)
   Annual contract maintenance charges
      (note 2) ..............................        (5)      (5)     --    --        (3,258)      (2,568)       (211)       (214)
   Contingent deferred sales charges
      (note 2) ..............................        --       --      --    --       (40,333)     (31,731)       (357)       (894)
   Adjustments to maintain reserves .........        (4)       1      (7)   (4)          (57)           8           3         (27)
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
         Net equity transactions ............    (3,949)  (4,374)  8,625    94    (1,521,156)   3,469,959     (75,421)   (230,913)
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------

Net change in contract owners' equity .......    (1,879)  (8,685)  9,897    85    (1,423,758)   4,902,362     179,703    (680,270)
Contract owners' equity beginning
   of period ................................     3,943   12,628      85    --    18,011,113   13,108,751     904,218   1,584,488
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
Contract owners' equity end of period .......   $ 2,064    3,943   9,982    85    16,587,355   18,011,113   1,083,921     904,218
                                                =======   ======   =====   ===    ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     2,064    3,729      12    --     1,413,032    1,125,512     239,854     295,386
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
   Units purchased ..........................        --      536   1,144    12       188,886      382,221       7,844       8,169
   Units redeemed ...........................    (1,358)  (2,201)   (240)   --      (307,876)     (94,701)    (28,020)    (63,701)
                                                -------   ------   -----   ---    ----------   ----------   ---------   ---------
   Ending units .............................       706    2,064     916    12     1,294,042    1,413,032     219,678     239,854
                                                =======   ======   =====   ===    ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDAgg          GVITIDCon              GVITIDMod           GVITIDModAgg
                                                -----------------   ------------------   -------------------   -------------------
                                                  2003      2002     2003       2002       2003        2002      2003        2002
                                                --------   ------   -------   --------   ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .............   $     25      (17)    7,572      2,314       7,291     2,831         627       964
   Realized gain (loss) on investments ......      5,647       (2)    3,625     (2,882)     (3,090)  (18,963)     (2,548)   (5,585)
   Change in unrealized gain (loss)
      on investments ........................     18,276    1,012    29,027        522     217,743    (6,323)    179,988   (25,277)
   Reinvested capital gains .................      1,529       --     3,367        154         827       433          --       761
                                                --------   ------   -------    -------   ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     25,477      993    43,591        108     222,771   (22,022)    178,067   (29,137)
                                                --------   ------   -------    -------   ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     61,385   10,364   593,822    136,535     383,885   592,711     137,316   510,312
   Transfers between funds ..................     21,212   24,243    14,548    304,588   1,032,928   (11,748)    378,067    24,259
   Redemptions (note 3) .....................     (5,197)      --   (56,713)  (125,548)    (18,367)  (14,730)    (20,174)       --
   Annual contract maintenance charges
      (note 2) ..............................         --       --      (160)        --        (332)      (30)       (101)       --
   Contingent deferred sales charges
      (note 2) ..............................         --       --    (1,968)        --          --      (392)       (198)       --
   Adjustments to maintain reserves .........          3       (3)       --         (2)          9        (9)          2        (2)
                                                --------   ------   -------   --------   ---------   -------   ---------   -------
         Net equity transactions ............     77,403   34,604   549,529    315,573   1,398,123   565,802     494,912   534,569
                                                --------   ------   -------   --------   ---------   -------   ---------   -------

Net change in contract owners' equity .......    102,880   35,597   593,120    315,681   1,620,894   543,780     672,979   505,432
Contract owners' equity beginning
   of period ................................     35,597       --   315,681         --     543,780        --     505,432        --
                                                --------   ------   -------    -------   ---------   -------   ---------   -------
Contract owners' equity end of period .......   $138,477   35,597   908,801    315,681   2,164,674   543,780   1,178,411   505,432
                                                ========   ======   =======    =======   =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ..........................      4,329       --    31,825         --      60,280        --      58,948        --
                                                --------   ------   -------    -------   ---------   -------   ---------   -------
   Units purchased ..........................     11,610    4,329    68,299     38,876     147,897    62,858      53,302    58,948
   Units redeemed ...........................     (2,987)      --   (14,012)    (7,051)     (5,458)   (2,578)     (2,188)       --
                                                --------   ------   -------    -------   ---------   -------   ---------   -------
   Ending units .............................     12,952    4,329    86,112     31,825     202,719    60,280     110,062    58,948
                                                ========   ======   =======    =======   =========   =======   =========   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    GVITIDModCon         GVITIntGro       GVITIntGro3          GVITSMdCpGr
                                                --------------------   --------------   --------------   ----------------------
                                                   2003        2002     2003    2002     2003     2002      2003        2002
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $   11,025     4,504     (94)    (102)    (227)    (43)    (20,160)     (24,031)
   Realized gain (loss) on investments ......         (331)   (1,259)    (44)    (475)     (13)     (9)   (305,051)    (686,385)
   Change in unrealized gain (loss)
      on investments ........................      137,152   (19,513)  2,279   (1,593)   6,534    (634)    789,293     (136,048)
   Reinvested capital gains .................        2,640       834      --       --       --      --          --           --
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      150,486   (15,434)  2,141   (2,170)   6,294    (686)    464,082     (846,464)
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      361,916   441,147      --    1,250       94   8,536      26,199      108,903
   Transfers between funds ..................      418,034   325,588      --       --   21,632      --    (103,528)    (162,682)
   Redemptions (note 3) .....................      (23,862)   (7,138)   (108)  (2,078)    (117)     --     (63,716)    (184,518)
   Annual contract maintenance charges
      (note 2) ..............................         (221)      (30)     (3)      (3)      --      --        (375)        (346)
   Contingent deferred sales charges
      (note 2) ..............................           (7)      (94)     --       --       --      --        (829)      (1,669)
   Adjustments to maintain reserves .........           (5)       (5)     (2)      (1)       4      (3)        (20)         (40)
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
         Net equity transactions ............      755,855   759,468    (113)    (832)  21,613   8,533    (142,269)    (240,352)
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------

Net change in contract owners' equity .......      906,341   744,034   2,028   (3,002)  27,907   7,847     321,813   (1,086,816)
Contract owners' equity beginning
   of period ................................      744,034        --   6,362    9,364    7,847      --   1,250,067    2,336,883
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
Contract owners' equity end of period .......   $1,650,375   744,034   8,390    6,362   35,754   7,847   1,571,880    1,250,067
                                                ==========   =======   =====   ======   ======   =====   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................       78,183        --   1,311    1,444    1,011      --     246,785      286,498
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
   Units purchased ..........................       80,916    78,904      --      201    2,453   1,011      12,453       18,149
   Units redeemed ...........................       (4,407)     (721)    (18)    (334)     (12)     --     (34,657)     (57,862)
                                                ----------   -------   -----   ------   ------   -----   ---------   ----------
   Ending units .............................      154,692    78,183   1,293    1,311    3,452   1,011     224,581      246,785
                                                ==========   =======   =====   ======   ======   =====   =========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITMyMkt                 GVITNWFund
                                                ------------------------   -----------------------
                                                    2003         2002         2003         2002
                                                -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $   (99,357)     (31,458)     (70,516)     (57,195)
   Realized gain (loss) on investments ......            --           --   (1,637,469)  (1,961,180)
   Change in unrealized gain (loss)
      on investments ........................            --           --    3,609,507     (109,166)
   Reinvested capital gains .................            --           --           --           --
                                                -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................       (99,357)     (31,458)   1,901,522   (2,127,541)
                                                -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     1,395,261    4,929,877      215,716      994,267
   Transfers between funds ..................      (695,293)   1,968,387     (185,016)    (391,956)
   Redemptions (note 3) .....................    (4,531,918)  (6,188,372)  (1,110,954)  (1,336,754)
   Annual contract maintenance charges
      (note 2) ..............................        (2,753)      (2,054)      (2,188)      (2,561)
   Contingent deferred sales charges
      (note 2) ..............................       (76,907)     (39,214)     (29,953)     (17,703)
   Adjustments to maintain reserves .........           (30)         (33)          82         (194)
                                                -----------   ----------   ----------   ----------
         Net equity transactions ............    (3,911,640)     668,591   (1,112,313)    (754,901)
                                                -----------   ----------   ----------   ----------

Net change in contract owners' equity .......    (4,010,997)     637,133      789,209   (2,882,442)
Contract owners' equity beginning
   of period ................................    15,200,867   14,563,734    8,104,140   10,986,582
                                                -----------   ----------   ----------   ----------
Contract owners' equity end of period .......   $11,189,870   15,200,867    8,893,349    8,104,140
                                                ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     1,413,484    1,351,456    1,096,544    1,211,392
                                                -----------   ----------   ----------    ---------
   Units purchased ..........................       312,803       91,360       32,726      155,478
   Units redeemed ...........................      (677,561)     (29,332)    (172,186)    (270,326)
                                                -----------   ----------   ----------   ----------
   Ending units .............................     1,048,726    1,413,484      957,084    1,096,544
                                                ===========   ==========   ==========   ==========

                                                   GVITNStrVal            GVITSmCapGr
                                                -----------------   ---------------------
                                                 2003      2002         2003       2002
                                                ------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) .............     (313)    (1,771)    (20,103)    (22,414)
   Realized gain (loss) on investments ......      (76)   (45,097)    (97,977)   (337,652)
   Change in unrealized gain (loss)
      on investments ........................    7,915      2,541     519,372    (328,253)
   Reinvested capital gains .................       --         --          --          --
                                                ------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    7,526    (44,327)    401,292    (688,319)
                                                ------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       --         --      36,928     223,997
   Transfers between funds ..................      428   (127,116)    (18,941)    (71,430)
   Redemptions (note 3) .....................       --    (15,592)    (70,784)   (171,914)
   Annual contract maintenance charges
      (note 2) ..............................      (11)        (8)       (178)       (179)
   Contingent deferred sales charges
      (note 2) ..............................       --       (167)     (1,310)     (2,890)
   Adjustments to maintain reserves .........      (12)        (3)        (13)        (82)
                                                ------   --------   ---------   ---------
         Net equity transactions ............      405   (142,886)    (54,298)    (22,498)
                                                ------   --------   ---------   ---------

Net change in contract owners' equity .......    7,931   (187,213)    346,994    (710,817)
Contract owners' equity beginning
   of period ................................   19,931    207,144   1,258,290   1,969,107
                                                ------   --------   ---------   ---------
Contract owners' equity end of period .......   27,862     19,931   1,605,284   1,258,290
                                                ======   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................    2,477     18,946     159,664     164,348
                                                ------   --------   ---------   ---------
   Units purchased ..........................       55         --       9,196      54,231
   Units redeemed ...........................       (2)   (16,469)    (14,999)    (58,915)
                                                ------   --------   ---------   ---------
   Ending units .............................    2,530      2,477     153,861     159,664
                                                ======   ========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITSmCapVal              GVITSmComp          GVITTGroFoc     GVITTGroFoc3
                                                ----------------------   ----------------------   -------------   --------------
                                                   2003         2002        2003        2002      2003    2002     2003     2002
                                                ----------   ---------   ---------   ----------   ----   ------   ------   -----
Investment activity:
   Net investment income (loss) .............   $  (35,569)    (37,712)    (50,169)     (52,939)    --      (14)    (179)    (16)
   Realized gain (loss) on investments ......     (105,518)   (178,173)    (93,238)    (245,974)    --     (357)      26      (1)
   Change in unrealized gain (loss)
      on investments ........................    1,280,988    (783,112)  1,346,206     (482,160)    --     (404)   4,422    (313)
   Reinvested capital gains .................           --      68,401          --           --     --       --       --      --
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,139,901    (930,596)  1,202,799     (781,073)    --     (775)   4,269    (330)
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       98,726     389,809      79,446      220,521     --       --       --      --
   Transfers between funds ..................         (226)     80,382     (73,173)    (239,832)    --   (2,094)  11,735   3,459
   Redemptions (note 3) .....................     (259,701)   (344,923)   (161,795)    (280,298)    --       --       --      --
   Annual contract maintenance charges
      (note 2) ..............................         (650)       (588)       (639)        (629)    --       --       --      --
   Contingent deferred sales charges
      (note 2) ..............................       (9,124)     (4,408)     (4,372)      (2,327)    --       --       --      --
   Adjustments to maintain reserves .........           28         (82)        (97)          93     --       --       (2)     (1)
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
         Net equity transactions ............     (170,947)    120,190    (160,630)    (302,472)    --   (2,094)  11,733   3,458
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----

Net change in contract owners' equity .......      968,954    (810,406)  1,042,169   (1,083,545)    --   (2,869)  16,002   3,128
Contract owners' equity beginning
   of period ................................    2,190,047   3,000,453   3,156,684    4,240,229     --    2,869    3,128      --
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
Contract owners' equity end of period .......   $3,159,001   2,190,047   4,198,853    3,156,684     --       --   19,130   3,128
                                                ==========   =========   =========   ==========    ===   ======   ======   =====

CHANGES IN UNITS:
   Beginning units ..........................      198,522     194,983     297,261      325,477     --      755      418      --
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
   Units purchased ..........................       22,922       5,037      14,469       20,768     --       --    1,305     418
   Units redeemed ...........................      (36,890)     (1,498)    (27,354)     (48,984)    --     (755)      --      --
                                                ----------   ---------   ---------   ----------    ---   ------   ------   -----
   Ending units .............................      184,554     198,522     284,376      297,261     --       --    1,723     418
                                                ==========   =========   =========   ==========    ===   ======   ======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITWLead          GVITWLead3           JanCapAp           JanGlTechS2
                                                -------------------   -------------   ---------------------   ---------------
                                                  2003       2002      2003    2002      2003        2002      2003     2002
                                                --------   --------   ------   ----   ---------   ---------   ------   ------
Investment activity:
   Net investment income (loss) .............   $ (8,744)    (1,486)    (413)    --     (27,422)    (30,142)    (438)    (277)
   Realized gain (loss) on investments ......    (75,342)   (57,634)     411     --    (348,725)   (418,086)  (6,725)    (494)
   Change in unrealized gain (loss)
      on investments ........................    270,575   (161,433)  12,460     --     783,529     (77,356)  13,764   (8,100)
   Reinvested capital gains .................         --         --       --     --          --          --       --       --
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    186,489   (220,553)  12,458     --     407,382    (525,584)   6,601   (8,871)
                                                --------   --------   ------    ---   ---------   ---------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      1,832     31,637    4,312     --      71,117     178,361    7,534   30,710
   Transfers between funds ..................    (63,105)   (24,728)  53,551     --     (34,697)   (178,013)  31,425   15,920
   Redemptions (note 3) .....................    (17,220)   (49,429)    (191)    --    (167,270)   (358,606)  (4,764)  (1,753)
   Annual contract maintenance charges
      (note 2) ..............................        (56)       (41)      --     --        (620)       (692)     (16)      (1)
   Contingent deferred sales charges
      (note 2) ..............................       (244)    (1,137)      --     --      (4,635)     (5,629)     (32)      --
   Adjustments to maintain reserves .........         13        (51)       4     --          72        (172)      (5)      (5)
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
         Net equity transactions ............    (78,780)   (43,749)  57,676     --    (136,033)   (364,751)  34,142   44,871
                                                --------   --------   ------    ---   ---------   ---------   ------   ------

Net change in contract owners' equity .......    107,709   (264,302)  70,134     --     271,349    (890,335)  40,743   36,000
Contract owners' equity beginning
   of period ................................    598,914    863,216       --     --   2,235,334   3,125,669   36,000       --
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
Contract owners' equity end of period .......   $706,623    598,914   70,134     --   2,506,683   2,235,334   76,743   36,000
                                                ========   ========   ======    ===   =========   =========   ======   ======

CHANGES IN UNITS:
   Beginning units ..........................    103,271    109,497       --     --     420,848     487,923    5,079       --
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
   Units purchased ..........................        610      4,632    5,404     --      19,575      33,394    6,381    5,263
   Units redeemed ...........................    (13,059)   (10,858)    (231)    --     (42,454)   (100,469)  (3,997)    (184)
                                                --------   --------   ------    ---   ---------   ---------   ------   ------
   Ending units .............................     90,822    103,271    5,173     --     397,969     420,848    7,463    5,079
                                                ========   ========   ======    ===   =========   =========   ======   ======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     JanGlTech           JanIntGroS2          JanIntGro            NBAMTGuard
                                               ---------------------  ----------------  ---------------------  -----------------
                                                  2003        2002      2003     2002      2003       2002       2003     2002
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
Investment activity:
   Net investment income (loss) .............  $  (12,370)   (16,567)    (505)    (361)    (6,877)    (17,679)  (2,882)   (3,922)
   Realized gain (loss) on investments ......    (391,082)  (563,757)  (7,132)    (289)  (284,862)   (588,408) (12,935)  (22,215)
   Change in unrealized gain (loss)
      on investments ........................     722,396    (98,233)  47,425   (8,291)   736,195    (110,355) 175,154  (149,435)
   Reinvested capital gains .................          --         --       --       --         --          --       --        --
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     318,944   (678,557)  39,788   (8,941)   444,456    (716,442) 159,337  (175,572)
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............          --     81,886   27,111   37,909         --      81,555   19,683    68,589
   Transfers between funds ..................     (75,087)  (113,439)   1,866   64,166   (149,193)   (302,896)  47,426    36,652
   Redemptions (note 3) .....................     (54,679)  (112,732) (16,628)    (759)  (114,167)   (268,987) (12,498)  (69,636)
   Annual contract maintenance charges
      (note 2) ..............................        (302)      (364)     (52)     (12)      (384)       (472)     (87)      (84)
   Contingent deferred sales charges
      (note 2) ..............................      (1,786)    (1,921)    (173)     (20)    (3,328)     (4,264)      --    (1,341)
   Adjustments to maintain reserves .........          (7)       (50)  18,510       67    (17,572)     (5,302)       6       (41)
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
         Net equity transactions ............    (131,861)  (146,620)  30,634  101,351   (284,644)   (500,366)  54,530    34,139
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------

Net change in contract owners' equity .......     187,083   (825,177)  70,422   92,410    159,812  (1,216,808) 213,867  (141,433)
Contract owners' equity beginning
   of period ................................     828,444  1,653,621   92,410       --  1,626,294   2,843,102  483,570   625,003
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
Contract owners' equity end of period .......  $1,015,527    828,444  162,832   92,410  1,786,106   1,626,294  697,437   483,570
                                               ==========  =========  =======  =======  =========  ==========  =======  ========

CHANGES IN UNITS:
   Beginning units ..........................     345,768    401,951   11,947       --    367,575     470,389   59,292    55,575
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
   Units purchased ..........................          --     31,886    9,715   12,035         --      17,101    9,309     5,197
   Units redeemed ...........................     (52,296)   (88,069)  (5,794)     (88)   (63,247)   (119,915)  (2,779)   (1,480)
                                               ----------  ---------  -------  -------  ---------  ----------  -------  --------
   Ending units .............................     293,472    345,768   15,868   11,947    304,328     367,575   65,822    59,292
                                               ==========  =========  =======  =======  =========  ==========  =======  ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       NBAMTMCGr               NBAMTPart
                                                -----------------------   ------------------
                                                   2003          2002       2003      2002
                                                ----------   ----------   -------   --------
Investment activity:
   Net investment income (loss) .............   $  (36,366)     (43,699)   (7,469)    (5,153)
   Realized gain (loss) on investments ......     (246,951)    (544,356)   (4,746)   (53,676)
   Change in unrealized gain (loss)
      on investments ........................      896,506     (568,975)  166,024   (126,086)
   Reinvested capital gains .................           --           --        --         --
                                                ----------   ----------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      613,189   (1,157,030)  153,809   (184,915)
                                                ----------   ----------   -------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       79,478      236,015    15,301    163,777
   Transfers between funds ..................      (80,902)    (165,770)   (5,747)    14,019
   Redemptions (note 3) .....................     (152,991)    (269,831)   (6,724)  (129,987)
   Annual contract maintenance charges
      (note 2) ..............................         (674)        (792)      (52)       (42)
   Contingent deferred sales charges
      (note 2) ..............................       (2,339)      (3,083)     (181)    (1,098)
   Adjustments to maintain reserves .........          100         (267)        1        (20)
                                                ----------   ----------   -------   --------
         Net equity transactions ............     (157,328)    (203,728)    2,598     46,649
                                                ----------   ----------   -------   --------

Net change in contract owners' equity .......      455,861   (1,360,758)  156,407   (138,266)
Contract owners' equity beginning
   of period ................................    2,428,798    3,789,556   459,943    598,209
                                                ----------   ----------   -------   --------
Contract owners' equity end of period .......   $2,884,659    2,428,798   616,350    459,943
                                                ==========   ==========   =======   ========
CHANGES IN UNITS:
   Beginning units ..........................      346,585      376,746    59,287     57,673
                                                ----------   ----------   -------   --------
   Units purchased ..........................       19,543       35,666     2,409      2,296
   Units redeemed ...........................      (40,157)     (65,827)   (2,050)      (682)
                                                ----------   ----------   -------   --------
   Ending units .............................      325,971      346,585    59,646     59,287
                                                ==========   ==========   =======   ========

                                                       OppAggGro                  OppCapAp
                                                -----------------------   -----------------------
                                                   2003         2002         2003         2002
                                                ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............      (73,525)     (43,334)     (94,081)     (87,115)
   Realized gain (loss) on investments ......   (1,234,166)  (2,490,000)    (960,878)  (1,565,618)
   Change in unrealized gain (loss)
      on investments ........................    2,406,776      292,664    3,443,160   (2,187,527)
   Reinvested capital gains .................           --           --           --           --
                                                ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,099,085   (2,240,670)   2,388,201   (3,840,260)
                                                ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      173,286      467,240      241,294    1,067,184
   Transfers between funds ..................     (209,335)    (487,823)    (299,163)    (362,700)
   Redemptions (note 3) .....................     (373,358)    (702,722)    (710,700)  (1,397,762)
   Annual contract maintenance charges
      (note 2) ..............................       (1,398)      (1,708)      (3,176)      (3,312)
   Contingent deferred sales charges
      (note 2) ..............................      (12,059)      (8,932)     (14,035)     (21,266)
   Adjustments to maintain reserves .........          122         (222)       1,445       (4,389)
                                                ----------   ----------   ----------   ----------
         Net equity transactions ............     (422,742)    (734,167)    (784,335)    (722,245)
                                                ----------   ----------   ----------   ----------

Net change in contract owners' equity .......      676,343   (2,974,837)   1,603,866   (4,562,505)
Contract owners' equity beginning
   of period ................................    4,918,443    7,893,280    8,785,778   13,348,283
                                                ----------   ----------   ----------   ----------
Contract owners' equity end of period .......    5,594,786    4,918,443   10,389,644    8,785,778
                                                ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      802,210      916,594    1,118,284    1,225,154
                                                ----------   ----------   ----------   ----------
   Units purchased ..........................       33,072       73,890       49,543      164,508
   Units redeemed ...........................      (98,403)    (188,274)    (143,412)    (271,378)
                                                ----------   ----------   ----------   ----------
   Ending units .............................      736,879      802,210    1,024,415    1,118,284
                                                ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        OppMSFund                  SalBrCap
                                                ------------------------   -----------------------
                                                    2003         2002         2003         2002
                                                -----------   ----------   ----------   ----------
Investment activity:
Net investment income (loss) ................   $   (44,514)     (73,712)    (142,960)    (136,960)
   Realized gain (loss) on investments ......      (441,869)    (720,009)    (290,767)    (353,894)
   Change in unrealized gain (loss)
      on investments ........................     2,722,243   (1,766,585)   4,403,781   (3,830,968)
   Reinvested capital gains .................            --           --           --           --
                                                -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     2,235,860   (2,560,306)   3,970,054   (4,321,822)
                                                -----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       454,955    1,400,668      617,157    2,067,473
   Transfers between funds ..................      (165,474)    (342,001)      20,623     (137,970)
   Redemptions (note 3) .....................      (780,923)  (1,505,008)  (1,091,867)  (1,793,192)
   Annual contract maintenance charges
      (note 2) ..............................        (2,301)      (2,377)      (2,643)      (2,462)
   Contingent deferred sales charges
      (note 2) ..............................       (16,674)     (25,814)     (22,652)     (30,841)
   Adjustments to maintain reserves .........           125         (286)       2,312       (3,089)
                                                -----------   ----------   ----------   ----------
         Net equity transactions ............      (510,292)    (474,818)    (477,070)      99,919
                                                -----------   ----------   ----------   ----------

Net change in contract owners' equity .......     1,725,568   (3,035,124)   3,492,984   (4,221,903)
Contract owners' equity beginning
   of period ................................     9,389,961   12,425,085   11,266,478   15,488,381
                                                -----------   ----------   ----------   ----------
Contract owners' equity end of period .......   $11,115,529    9,389,961   14,759,462   11,266,478
                                                ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     1,322,245    1,400,831    1,173,568    1,191,775
                                                -----------   ----------   ----------   ----------
   Units purchased ..........................        82,616      246,612       84,050      239,737
   Units redeemed ...........................      (152,130)    (325,198)    (136,120)    (257,944)
                                                -----------   ----------   ----------   ----------
   Ending units .............................     1,252,731    1,322,245    1,121,498    1,173,568
                                                ===========   ==========   ==========   ==========

                                                      SalBrHYBd                SalBrInv
                                                ---------------------   ----------------------
                                                   2003        2002        2003        2002
                                                ---------   ---------   ---------   ----------
Investment activity:
Net investment income (loss) ................     131,423     120,555       2,216      (16,013)
   Realized gain (loss) on investments ......      (3,726)    (22,132)   (247,590)    (155,200)
   Change in unrealized gain (loss)
      on investments ........................     367,749      11,919   1,688,907   (1,566,078)
   Reinvested capital gains .................          --          --          --           --
                                                ---------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     495,446     110,342   1,443,533   (1,737,291)
                                                ---------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      68,711     395,789     337,264    1,115,098
   Transfers between funds ..................     278,335      43,475     (10,919)      56,523
   Redemptions (note 3) .....................    (182,437)   (170,895)   (525,045)    (915,065)
   Annual contract maintenance charges
      (note 2) ..............................        (531)       (374)     (1,120)      (1,012)
   Contingent deferred sales charges
      (note 2) ..............................      (6,122)     (2,047)     (6,328)     (15,185)
   Adjustments to maintain reserves .........          22         (12)         45         (174)
                                                ---------   ---------   ---------   ----------
         Net equity transactions ............     157,978     265,936    (206,103)     240,185
                                                ---------   ---------   ---------   ----------

Net change in contract owners' equity .......     653,424     376,278   1,237,430   (1,497,106)
Contract owners' equity beginning
   of period ................................   2,134,247   1,757,969   5,134,996    6,632,102
                                                ---------   ---------   ---------   ----------
Contract owners' equity end of period .......   2,787,671   2,134,247   6,372,426    5,134,996
                                                =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     191,007     166,474     598,838      586,817
                                                ---------   ---------   ---------   ----------
   Units purchased ..........................      31,741      31,404      55,408       17,293
   Units redeemed ...........................     (19,022)     (6,871)    (84,654)      (5,272)
                                                ---------   ---------   ---------   ----------
   Ending units .............................     203,726     191,007     569,592      598,838
                                                =========   =========   =========   ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    SalBrTotRet            VEWrldEMkt           VEWrldHAs          VKEmMkt
                                               ---------------------  --------------------  ----------------  -----------------
                                                  2003        2002       2003       2002      2003    2002      2003      2002
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
Investment activity:
   Net investment income (loss) .............  $    9,350      3,192    (12,851)   (14,023)  (1,184)    (662)   (2,476)  18,106
   Realized gain (loss) on investments ......     (31,552)   (42,087)   (32,490)  (302,524)     (51)  (6,685)   (4,576)  (6,433)
   Change in unrealized gain (loss)
      on investments ........................     457,829   (264,552)   486,116    272,992   47,591      597    46,787   11,815
   Reinvested capital gains .................      44,757         --         --         --       --       --        --       --
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     480,384   (303,447)   440,775    (43,555)  46,356   (6,750)   39,735   23,488
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     427,999  1,127,433      1,332      5,563       --    8,956     8,824    6,909
   Transfers between funds ..................      52,072     17,224      9,542    (66,063)  28,045     (334)   15,247  (16,813)
   Redemptions (note 3) .....................    (367,372)  (633,086)   (26,016)  (242,806)  (1,105) (29,528) (235,551) (34,749)
   Annual contract maintenance charges
      (note 2) ..............................      (1,320)    (1,073)      (159)      (180)      (5)      --       (88)     (68)
   Contingent deferred sales charges
      (note 2) ..............................      (7,265)   (11,477)      (659)    (1,492)      --     (953)     (140)      --
   Adjustments to maintain reserves .........          --        (43)        13        (20)      (1)       2       (15)     (10)
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
         Net equity transactions ............     104,114    498,978    (15,947)  (304,998)  26,934  (21,857) (211,723) (44,731)
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------

   Net change in contract owners' equity ....     584,498    195,531    424,828   (348,553)  73,290  (28,607) (171,988) (21,243)
   Contract owners' equity beginning
      of period .............................   3,282,675  3,087,144    880,815  1,229,368   87,485  116,092   343,227  364,470
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
Contract owners' equity end of period .......  $3,867,173  3,282,675  1,305,643    880,815  160,775   87,485   171,239  343,227
                                               ==========  =========  =========  =========  =======  =======  ========  =======

CHANGES IN UNITS:
   Beginning units ..........................     345,934    298,720    106,173    141,871    9,129   11,606    23,610   27,000
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
   Units purchased ..........................      53,984     64,028      3,342        655    2,688    1,061     2,747      525
   Units redeemed ...........................     (43,347)   (16,814)    (5,997)   (36,353)     (89)  (3,538)  (17,014)  (3,915)
                                               ----------  ---------  ---------  ---------  -------  -------  --------  -------
   Ending units .............................     356,571    345,934    103,518    106,173   11,728    9,129     9,343   23,610
                                               ==========  =========  =========  =========  =======  =======  ========  =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      VKUSRealEst
                                                ---------------------
                                                   2003        2002
                                                ----------   --------
Investment activity:
   Net investment income (loss) .............   $  (15,779)    16,728
   Realized gain (loss) on investments ......        6,432      5,581
   Change in unrealized gain (loss)
      on investments ........................      360,018    (76,923)
   Reinvested capital gains .................           --     20,429
                                                ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      350,671    (34,185)
                                                ----------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      130,148    199,040
   Transfers between funds ..................       74,057    273,019
   Redemptions (note 3) .....................      (48,365)  (105,485)
   Annual contract maintenance charges
      (note 2) ..............................         (395)      (311)
   Contingent deferred sales charges
      (note 2) ..............................       (1,565)    (1,907)
   Adjustments to maintain reserves .........           20        (20)
                                                ----------   --------
         Net equity transactions ............      153,900    364,336
                                                ----------   --------

Net change in contract owners' equity .......      504,571    330,151
Contract owners' equity beginning
   of period ................................      891,088    560,937
                                                ----------   --------
Contract owners' equity end of period .......   $1,395,659    891,088
                                                ==========   ========
CHANGES IN UNITS:
   Beginning units ..........................       67,873     41,796
                                                ----------   --------
   Units purchased ..........................       18,108     30,840
   Units redeemed ...........................       (7,578)    (4,763)
                                                ----------   --------
   Ending units .............................       78,403     67,873
                                                ==========   ========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1) Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)*
                  Credit Suisse Trust - International Focus Portfolio
                     (CSIntFoc)*
                  Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

                  Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

                  Dreyfus Stock Index Fund - Initial Shares (DryStkIx)*

               Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                     (FedAmLead)*
                  Federated IS - High Income Bond Fund II - Primary Shares
                     (FedHiInc)*
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)*
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)*
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R
                     (FidVIPOvSR)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                     III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                     GVIT)
               (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)* Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                     (GVITMMultiSec)*
                  Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)*
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares
                     (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares
                     (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               Portfolios of the MFS Variable Insurance Trust (MFS(R) VIT);
                  MFS(R) VIT - Emerging Growth Series - Initial Class
                     (MFSEmGrSe)*
                  MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)*

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                  Neuberger Berman AMT - Mid-Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

               Portfolios of the Oppenheimer Variable Annuity (VA);
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)*
                  Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFund)
                     (formerly Oppenheimer Main Street Growth & Income Fund/VA - Service Class)

               Portfolios of the Salomon Brothers Variable Series Funds
                  Inc.(Salomon Brothers VSF Inc.);
                  Salomon Brothers VSF Inc. All Cap Fund (SalBrCap)
                     (formerly Salomon Brothers VSF Inc. Capital Fund)
                  Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd) Salomon Brothers VSF Inc. Investors Fund (SalBrInv) Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)

               Strong Opportunity Fund (StOpp)*

               Strong Opportunity Fund II, Inc.(StOpp2)*

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
               Portfolios of the Van Kampen Universal Institutional Funds,
                  Inc.(Van Kampen UIF);

                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)*
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A
                     (VKUSRealEst)

               * At December 31, 2003, contract owners have not invested in this fund.

Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2).

The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                         America's    America's
         Nationwide Variable Account-8 Options             Vision    Vision Plus
     ---------------------------------------------------------------------------
     Variable Account Charges - Recurring.............      1.40%        1.40%
     ---------------------------------------------------------------------------
     Beneficiary Protector Option.....................        --         0.40%
        Upon annuitant death, in addition to
           any death benefit payable, an additional
           amount will be credited to contract.
     -----------------------------------------------------------------------

     -----------------------------------------------------------------------
     Maximum Variable Account Charges*............      1.40%        1.80%
     -----------------------------------------------------------------------

     *    When maximum options are utilized.

     The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003:

                         Total     ACVPIncGr   ACVPInt   ACVPInt3   ACVPUltra   ACVPVal   CSLCapV   DrySmCapIxS
                      ----------   ---------   -------   --------   ---------   -------   -------   -----------
     1.40%.........   $2,682,945     27,983     61,351     4,284        79       66,429    2,297       1,092
     1.80%.........        7,765         --         --        --        --          103       --          --
                      ----------     ------     ------     -----       ---       ------    -----       -----
        Totals.....   $2,690,710     27,983     61,351     4,284        79       66,532    2,297       1,092
                      ==========     ======     ======     =====       ===       ======    =====       =====

                      DrySRGro   DryVIFApp   FedQualBd   FidVIPEIS   FidVIPGrS   FidVIPHIS   FidVIPOvS   FidVIPOvSR
                      --------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
     1.40%.........    $47,328     45,803      71,914     133,442     260,565      22,007      29,419       2,157
     1.80%.........         --        515         709       1,215         218          37          --          --
                       -------     ------      ------     -------     -------      ------      ------       -----
        Totals.....    $47,328     46,318      72,623     134,657     260,783      22,044      29,419       2,157
                       =======     ======      ======     =======     =======      ======      ======       =====

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                    FidVIPConS   FidVIPGrOpS   FidVIPVaIS   GVITCVal   GVITDMidCapl   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc
                    ----------   -----------   ----------   --------   ------------   -----------   ------------   ----------
     1.40% ......    $189,512       26,752        1,669       9,548       92,668          122            162         11,038
     1.80% ......          86           --           --          --           95           --             --             --
                     --------       ------        -----       -----       ------          ---            ---         ------
        Totals ..    $189,598       26,752        1,669       9,548       92,763          122            162         11,038
                     ========       ======        =====       =====       ======          ===            ===         ======

                    GVITGlTech   GVITGlTech3   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                    ----------   -----------   ---------   ----------   ---------   ---------   ---------   ------------
     1.40% ......       $52           59        244,625      13,495       1,188       8,261       16,382        9,998
     1.80% ......        --           --          1,997          --          --          --           --           --
                        ---          ---        -------      ------       -----       -----       ------        -----
        Totals ..       $52           59        246,622      13,495       1,188       8,261       16,382        9,998
                        ===          ===        =======      ======       =====       =====       ======        =====

                    GVITIDModCon   GVITIntGro   GVITIntGro3   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNStrVal   GVITSmCapGr
                    ------------   ----------   -----------   -----------   ---------   ----------   -----------   -----------
     1.40% ......      $16,273         94           227          20,160      180,261      116,098        321          20,103
     1.80% ......           --         --            --              --           --          326         --              --
                       -------        ---           ---          ------      -------      -------        ---          ------
        Totals ..      $16,273         94           227          20,160      180,261      116,424        321          20,103
                       =======        ===           ===          ======      =======      =======        ===          ======

                    GVITSmCapVal   GVITSmComp   GVITTGroFoc3   GVITWLead   GVITWLead3   JanCapAp   JanGlTechS2   JanGlTech
                    ------------   ----------   ------------   ---------   ----------   --------   -----------   ---------
     1.40% ......      $35,516       50,169          179         8,744         413       32,951        438         12,370
     1.80% ......           66           --           --            --          --          125         --             --
                       -------       ------          ---         -----         ---       ------        ---         ------
        Totals ..      $35,582       50,169          179         8,744         413       33,076        438         12,370
                       =======       ======          ===         =====         ===       ======        ===         ======

                    JanIntGroS2   JanIntGro   NBAMTGuard   NBAMTMCGr   NBAMTPart   OppAggGro   OppCapAp   OppMSFund
                    -----------   ---------   ----------   ---------   ---------   ---------   --------   ---------
     1.40% ......      $1,723       21,848       8,220       36,366      7,469       73,466     130,204    138,710
     1.80% ......          --           --          --           --         --           59         489        878
                       ------       ------       -----       ------      -----       ------     -------    -------
        Totals ..      $1,723       21,848       8,220       36,366      7,469       73,525     130,693    139,588
                       ======       ======       =====       ======      =====       ======     =======    =======

                    SalBrCap   SalBrHYBd   SalBrInv   SalBrTotRet   VEWrldEMkt   VEWrldHAs   VKEmMkt   VKUSRealEst
                    --------   ---------   --------   -----------   ----------   ---------   -------   -----------
     1.40% ......   $174,997     34,935     75,819       49,361       13,966       1,608      2,476       15,779
     1.80% ......        284         --        479           84           --          --         --           --
                    --------     ------     ------       ------       ------       -----      -----       ------
        Totals ..   $175,281     34,935     76,298       49,445       13,966       1,608      2,476       15,779
                    ========     ======     ======       ======       ======       =====      =====       ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $5,719,417 and $22,456,255, respectively, and total transfers from the Account to the fixed account were $6,276,464 and $18,468,006, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $303,601 and $217,485 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity      Ratio**       Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     American Century VP - Income & Growth Fund - Class I
        2003 ............       1.40%         270,203   $      9.16         $ 2,474,279        1.17%          27.54%
        2002 ............       1.40%         250,186          7.18           1,796,233        1.10%         -20.50%
        2001 ............       1.40%         260,646          9.03           2,353,906        0.84%          -9.64%
        2000 ............       1.40%         204,713          9.99           2,046,104        0.28%         -11.86%
        1999 ............       1.40%          15,981         11.34             181,223        0.00%          13.40%       (a) (b)

     American Century VP - International Fund - Class I
        2003 ............       1.40%         596,775          8.08           4,821,869        0.71%          22.77%
        2002 ............       1.40%         688,081          6.58           4,528,535        0.85%         -21.49%
        2001 ............       1.40%         872,497          8.38           7,313,854        0.09%         -30.17%
        2000 ............       1.40%         908,393         12.00          10,905,148        0.06%         -17.98%
        1999 ............       1.40%          19,358         14.64             283,351        0.00%          46.37%       (a) (b)

     American Century VP - International Fund - Class III
        2003 ............       1.40%          40,870          9.87             403,359        0.73%          22.77%
        2002 ............       1.40%          23,266          8.04             187,035        0.00%         -19.61%       (a) (b)

     American Century VP - Ultra(R) Fund - Class I
        2003 ............       1.40%           1,597          9.81              15,661        0.00%          23.15%
        2002                    1.40%              76          7.96                 605        0.33%         -20.37%       (a) (b)

     American Century VP - Value Fund - Class I
        2003 ............   1.40% to 1.80%    399,980    13.98 to 11.64       5,591,093        1.03%     27.15% to  26.64%
        2002 ............   1.40% to 1.80%    393,412     9.19 to 11.00       4,324,838        0.86%    -14.19% to -13.84%
        2001 ............   1.40% to 1.80%    309,733    10.71 to 12.76       3,952,319        0.79%      7.15% to  11.23% (a)
        2000 ............       1.40%         126,122         11.47           1,447,110        0.29%          16.50%
        1999 ............       1.40%           3,378          9.85              33,270        0.00%          -1.51%       (a) (b)

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 ............       1.40%          18,430         10.00             184,246        0.71%          23.41%
        2002 ............       1.40%          19,997          8.10             161,986        0.98%         -24.17%
        2001 ............       1.40%          20,806         10.68             222,269        0.00%          -0.48%
        2000 ............       1.40%          20,814         10.73             223,418        1.48%           7.39%
        1999 ............       1.40%           9,267          9.99              92,623        0.29%          -0.05%       (a) (b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 ............       1.40%          21,303         10.33             220,039        0.31%          35.85%
        2002 ............       1.40%             492          7.60               3,741        0.32%         -23.97%       (a) (b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 ............       1.40%         515,644          6.99           3,605,857        0.10%          24.24%
        2002 ............       1.40%         614,136          5.63           3,456,674        0.20%         -29.94%
        2001 ............       1.40%         762,556          8.03           6,126,444        0.06%         -23.67%
        2000 ............       1.40%         725,271         10.53           7,633,483        1.47%         -12.27%
        1999 ............       1.40%          62,468         12.00             749,450        0.03%          19.97%       (a) (b)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ............   1.40% to 1.80%    386,221     9.45 to  8.93       3,646,902        1.37%     19.47% to  18.99%
        2002 ............   1.40% to 1.80%    393,543     7.51 to  7.91       3,110,617        1.02%    -18.22% to -17.88%
        2001 ............   1.40% to 1.80%    456,408     9.18 to  9.63       4,393,471        0.89%    -10.59% to  -8.20% (b)
        2000 ............       1.40%         381,878         10.77           4,112,684        1.20%          -2.03%
        1999 ............       1.40%          33,598         10.99             369,352        0.66%           9.93%       (a) (b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity      Ratio**       Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Federated IS - Quality Bond Fund II - Primary Shares
        2003 ............   1.40% to 1.80%    400,580   $12.85 to 11.45     $ 5,143,710        3.38%      3.18% to   2.76%
        2002 ............   1.40% to 1.80%    406,235    11.14 to 12.46       5,055,726        3.21%      7.34% to   7.78%
        2001 ............   1.40% to 1.80%    315,665    10.38 to 11.56       3,644,583        1.94%      3.77% to   6.49% (a)
        2000 ............       1.40%         163,979         10.85           1,779,658        0.26%           8.91%
        1999 ............       1.40%           4,028          9.96              40,139        0.00%          -0.35%       (a) (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 ............   1.40% to 1.80%  1,053,914    10.88 to  9.75      11,451,998        1.61%     28.40% to  27.88%
        2002 ............   1.40% to 1.80%  1,081,163     7.62 to  8.47       9,151,283        1.71%    -18.49% to -18.16%
        2001 ............   1.40% to 1.80%  1,144,546     9.35 to 10.35      11,839,582        1.45%     -6.49% to  -6.43% (a)
        2000 ............       1.40%         835,981         11.06           9,246,249        0.34%           6.80%
        1999 ............       1.40%          40,787         10.36             422,406        0.00%           3.56%       (a) (b)

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ............   1.40% to 1.80%  2,629,076    7.86  to  7.74      20,654,769        0.19%     30.92% to  30.39%
        2002 ............   1.40% to 1.80%  2,877,438    5.94  to  6.00      17,266,579        0.15%    -31.46% to -31.18%
        2001 ............   1.40% to 1.80%  3,419,931    8.66  to  8.72      29,818,892        0.00%    -18.89% to -13.37% (b)
        2000 ............       1.40%       3,150,284         10.75          33,863,342        0.03%         -12.31%
        1999 ............       1.40%         171,385         12.26           2,100,791        0.00%          22.58%       (a) (b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2003 ............   1.40% to 1.80%    203,628    8.79  to 11.41       1,791,138        6.50%     25.19% to  24.69%
        2002 ............       1.40%         196,211          7.02           1,377,853       11.04%           2.17%
        2001 ............       1.40%         220,196          6.87           1,513,477       11.63%         -13.14%
        2000 ............       1.40%         173,115          7.91           1,369,826        2.07%         -23.69%
        1999 ............       1.40%           9,299         10.37              96,425        0.00%           3.69%       (a) (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 ............       1.40%         299,969          8.50           2,550,632        0.71%          41.20%
        2002 ............       1.40%         336,058          6.02           2,023,692        0.80%         -21.46%
        2001 ............       1.40%         426,463          7.67           3,269,788        5.39%         -22.38%
        2000 ............       1.40%         459,387          9.88           4,537,898        0.54%         -20.28%
        1999 ............       1.40%          19,209         12.39             238,012        0.00%          23.91%       (a) (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2003 ............       1.40%          21,273         10.91             232,098        0.67%          41.25%
        2002 ............       1.40%           9,740          7.72              75,234        0.00%         -22.76%       (a) (b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2003 ............   1.40% to 1.80%  1,443,383    10.57 to 10.58      15,259,299        0.35%     26.56% to  26.04%
        2002 ............       1.40%       1,521,102          8.35          12,706,437        0.79%         -10.69%
        2001 ............       1.40%       1,811,908          9.35          16,948,037        0.69%         -13.60%
        2000 ............       1.40%       1,749,181         10.83          18,935,810        0.12%          -8.01%
        1999 ............       1.40%         101,072         11.77           1,189,486        0.00%          17.69%       (a) (b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2003 ............       1.40%         278,722          7.20           2,006,624        0.67%          27.85%
        2002 ............       1.40%         346,681          5.63           1,952,229        0.96%         -23.01%
        2001 ............       1.40%         399,964          7.31           2,925,447        0.25%         -15.64%
        2000 ............       1.40%         388,532          8.67           3,368,860        0.50%         -18.33%
        1999 ............       1.40%          24,641         10.62            261,613         0.00%           6.17%       (a) (b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 ............       1.40%          22,305         11.57             258,152        0.00%          55.58%
        2002 ............       1.40%           1,415          7.44              10,526        0.00%         -25.61%       (a) (b)

     Gartmore GVIT Comstock Value Fund - Class I
        2003 ............       1.40%          94,377          8.32             785,241        1.24%          29.59%
        2002 ............       1.40%         100,006          6.42             642,059        1.36%         -26.19%
        2001 ............       1.40%         110,991          8.70             965,470        1.43%         -13.39%
        2000 ............       1.40%          97,093         10.04             975,152        1.21%         -11.87%
        1999 ............       1.40%             791         11.40               9,014        0.11%          13.96%       (a) (b)

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 ............   1.40% to 1.80%    525,831   $14.33 to 10.75     $ 7,533,955       0.45%      32.77% to  32.23%
        2002 ............   1.40% to 1.80%    578,271     8.13 to 10.79       6,240,538       0.37%     -16.83% to -16.49%
        2001 ............   1.40% to 1.80%    612,540     9.78 to 12.93       7,916,538       0.52%      -2.70% to  -2.23%(b)
        2000 ............        1.40%        456,756        13.28            6,067,601       0.88%            13.60%
        1999 ............        1.40%         20,437        11.69              238,980       0.06%            16.93%     (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ............        1.40%          1,025        11.05               11,331       0.48%            62.95%
        2002 ............        1.40%          1,555         6.78               10,549       0.23%           -16.42%
        2001 ............        1.40%          1,027         8.12                8,336       1.27%            -6.52%     (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 ............        1.40%          3,923        12.22               47,938       0.18%            62.91%
        2002 ............        1.40%            501         7.50                3,758       5.05%           -24.99%     (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 ............        1.40%         74,616        11.69              872,421       7.57%            20.56%
        2002 ............        1.40%         70,370         9.70              682,457       8.68%             1.78%
        2001 ............        1.40%         59,096         9.53              563,096      11.31%             2.75%
        2000 ............        1.40%         32,664         9.27              302,911      13.30%            -9.55%
        1999 ............        1.40%             50        10.25                  513       0.00%             2.53%     (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ............        1.40%            706         2.92                2,064       0.00%            53.06%
        2002 ............        1.40%          2,064         1.91                3,943       0.44%           -43.58%
        2001 ............        1.40%          3,729         3.39               12,628       0.00%           -43.53%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 ............        1.40%            916        10.90                9,982       0.00%            53.02%
        2002 ............        1.40%             12         7.12                   85       0.00%           -28.78%     (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2003 ............   1.40% to 1.80%  1,294,042    12.83 to 11.34      16,587,355       3.13%       0.57% to   0.16%
        2002 ............   1.40% to 1.80%  1,413,032    11.33 to 12.76      18,011,113       4.56%       8.99% to   9.43%
        2001 ............   1.40% to 1.80%  1,125,512    10.39 to 11.66      13,108,751       5.47%       3.92% to   5.75%(a)
        2000 ............        1.40%        508,979        11.02            5,610,831       6.20%            10.97%
        1999 ............        1.40%          8,802         9.93               87,437       1.82%            -0.66%     (a)(b)

     Gartmore GVIT Growth Fund - Class I
        2003 ............        1.40%        219,678         4.93            1,083,921       0.02%            30.88%
        2002 ............        1.40%        239,854         3.77              904,218       0.00%           -29.72%
        2001 ............        1.40%        295,386         5.36            1,584,488       0.00%           -29.15%
        2000 ............        1.40%        273,531         7.57            2,070,889       0.23%           -27.56%
        1999 ............        1.40%         37,028        10.45              386,978       0.23%             4.51%     (a)(b)

     Gartmore GVIT ID Aggressive Fund
        2003 ............        1.40%         12,952        10.69              138,477       1.39%            30.02%
        2002 ............        1.40%          4,329         8.22               35,597       0.48%           -17.77%     (a)(b)

     Gartmore GVIT ID Conservative Fund
        2003 ............        1.40%         86,112        10.55              908,801       2.59%             6.40%
        2002 ............        1.40%         31,825         9.92              315,681       2.40%            -0.81%     (a)(b)

     Gartmore GVIT ID Moderate Fund
        2003 ............        1.40%        202,719        10.68            2,164,674       1.75%            18.37%
        2002 ............        1.40%         60,280         9.02              543,780       2.10%            -9.79%     (a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ............        1.40%        110,062        10.71            1,178,411       1.26%            24.87%
        2002 ............        1.40%         58,948         8.57              505,432       1.49%           -14.26%     (a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ............        1.40%        154,692        10.67            1,650,375       2.28%            12.11%
        2002 ............        1.40%         78,183         9.52              744,034       2.57%            -4.83%     (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                               Contract                                                    Investment
                                Expense                       Unit           Contract        Income           Total
                                 Rate*         Units       Fair Value     Owners' Equity      Ratio**        Return***
                            --------------   ---------   --------------   --------------   ----------   -----------------
     Gartmore GVIT International Growth Fund - Class I
        2003 ............        1.40%           1,293   $     6.49        $     8,390        0.00%            33.73%
        2002 ............        1.40%           1,311         4.85              6,362        0.00%           -25.17%
        2001 ............        1.40%           1,444         6.48              9,364       11.00%           -29.66%

     Gartmore GVIT International Growth Fund - Class III
        2003 ............        1.40%           3,452        10.36             35,754        0.00%            33.44%
        2002 ............        1.40%           1,011         7.76              7,847        0.00%           -22.38%     (a)(b)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 ............        1.40%         224,581         7.00          1,571,880        0.00%            38.18%
        2002 ............        1.40%         246,785         5.07          1,250,067        0.00%           -37.90%
        2001 ............        1.40%         286,498         8.16          2,336,883        0.00%           -31.29%
        2000 ............        1.40%         281,483        11.87          3,341,652        0.00%           -16.56%
        1999 ............        1.40%          12,348        14.23            175,682        0.00%            42.28%     (a)(b)

     Gartmore GVIT Money Market Fund - Class I
        2003 ............        1.40%       1,048,726        10.67         11,189,870        0.61%             0.78%
        2002 ............        1.40%       1,413,484        10.75         15,200,867        1.24%             0.21%
        2001 ............        1.40%       1,351,456        10.78         14,563,734        3.44%             2.15%
        2000 ............        1.40%         531,050        10.55          5,602,593        6.05%             4.55%
        1999 ............        1.40%          50,504        10.09            509,630        0.25%             0.91%     (a)(b)

     Gartmore GVIT Nationwide(R) Fund - Class I
        2003 ............   1.40% to 1.80%     957,084    9.29 to  9.41      8,893,349        0.54%      25.73% to  25.22%
        2002 ............   1.40% to 1.80%   1,096,544    7.39 to  7.51      8,104,140        0.87%     -18.84% to -18.51%
        2001 ............   1.40% to 1.80%   1,211,392    9.07 to  9.26     10,986,582        0.80%     -13.06% to  -7.40%(b)
        2000 ............        1.40%         952,292        10.43          9,934,195        0.90%            -3.48%
        1999 ............        1.40%          48,025        10.81            519,071        0.10%             8.08%     (a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ............        1.40%           2,530        11.01             27,862        0.03%            36.87%
        2002 ............        1.40%           2,477         8.05             19,931        0.01%           -26.41%
        2001 ............        1.40%          18,946        10.93            207,144        0.69%            -4.62%
        2000 ............        1.40%          12,858        11.46            147,389        0.00%             6.11%
        1999 ............        1.40%             312        10.80              3,370        0.00%             8.03%     (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ............        1.40%         153,861        10.43          1,605,284        0.00%            32.39%
        2002 ............        1.40%         159,664         7.88          1,258,290        0.00%           -34.22%
        2001 ............        1.40%         164,348        11.98          1,969,107        0.00%           -12.10%
        2000 ............        1.40%         152,072        13.63          2,072,741        0.00%           -17.34%
        1999 ............        1.40%             210        16.49              3,463        0.00%            64.89%     (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ............        1.40%         184,554        17.12          3,159,001        0.00%            54.66%
        2002 ............   1.40% to 1.80%     198,522    6.92 to 11.07      2,190,047        0.01%     -28.48% to -28.18%
        2001 ............   1.40% to 1.80%     194,983    9.68 to 15.41      3,000,453        0.04%      -3.20% to  26.47%(a)
        2000 ............        1.40%         134,671        12.19          1,640,997        0.00%             9.65%
        1999 ............        1.40%           6,505        11.11             72,288        0.00%            11.13%     (a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2003 ............        1.40%         284,376        14.77          4,198,853        0.00%            39.04%
        2002 ............        1.40%         297,261        10.62          3,156,684        0.00%           -45.99%
        2001 ............        1.40%         325,477        13.03          4,240,229        0.11%            -8.02%
        2000 ............        1.40%         299,060        14.16          4,235,738        0.03%             7.38%
        1999 ............        1.40%           6,733        13.19             88,808        0.00%            31.90%     (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2001 ............        1.40%             755         3.80              2,869        0.00%           -39.89%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 ............        1.40%           1,723        11.10             19,130        0.00%            48.37%
        2002 ............        1.40%             418         7.48              3,128        0.00%           -25.17%     (a)(b)

                               Contract                                                Investment
                               Expense                     Unit          Contract        Income           Total
                                 Rate*       Units      Fair Value    Owners' Equity     Ratio**        Return***
                            -------------   -------   -------------   --------------   ----------   -----------------
     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ...........        1.40%        90,822   $     7.78        $   706,623       0.00%           34.16%
        2002 ...........        1.40%       103,271         5.80            598,914       1.22%          -26.44%
        2001 ...........        1.40%       109,497         7.88            863,216       1.76%          -19.95%
        2000 ...........        1.40%       106,910         9.85          1,052,924       1.29%          -13.54%
        1999 ...........        1.40%         1,738        11.39             19,798       0.00%           13.91%      (a)(b)

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2003 ...........         1.40%        5,173        13.56             70,134       0.00%           35.58%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ...........    1.40% to 1.80%  397,969    6.29 to 8.09       2,506,683       0.24%      18.55% to  18.07%
        2002 ...........    1.40% to 1.80%  420,848    5.31 to 6.86       2,235,334       0.31%     -17.44% to -17.11%
        2001 ...........    1.40% to 1.80%  487,923    6.40 to 8.30       3,125,669       0.90%     -22.93% to -16.95%(b)
        2000 ...........        1.40%       386,899         8.31          3,215,080       1.05%          -16.90%      (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 ...........        1.40%         7,463        10.28             76,743       0.00%           45.08%
        2002 ...........        1.40%         5,079         7.09             36,000       0.00%          -29.12%      (a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 ...........        1.40%       293,472         3.46          1,015,527       0.00%           44.43%
        2002 ...........        1.40%       345,768         2.40            828,444       0.00%          -41.76%
        2001 ...........        1.40%       401,951         4.11          1,653,621       0.62%          -38.20%
        2000 ...........        1.40%       289,716         6.66          1,928,663       1.20%          -33.43%      (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 ...........        1.40%        15,868        10.26            162,832       0.95%           32.66%
        2002 ...........        1.40%        11,947         7.74             92,410       0.38%          -22.65%      (a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2003 ...........        1.40%       304,328         5.87          1,786,106       0.88%           32.65%
        2002 ...........        1.40%       367,575         4.42          1,626,294       0.62%          -26.80%
        2001 ...........        1.40%       470,389         6.04          2,843,102       0.73%          -24.51%
        2000 ...........        1.40%       327,658         8.01          2,623,383       2.03%          -19.94%      (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003 ...........        1.40%        65,822        10.60            697,437       0.90%           29.92%
        2002 ...........        1.40%        59,292         8.16            483,570       0.71%          -27.48%
        2001 ...........        1.40%        55,575        11.25            625,003       0.42%           -2.90%
        2000 ...........        1.40%        40,127        11.58            464,727       0.20%           -0.28%
        1999 ...........        1.40%         4,403        11.61             51,135       0.00%           16.14%      (a)(b)

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
        2003 ...........        1.40%       325,971         8.85          2,884,659       0.00%           26.28%
        2002 ...........        1.40%       346,585         7.01          2,428,798       0.00%          -30.33%
        2001 ...........        1.40%       376,746        10.06          3,789,556       0.00%          -25.71%
        2000 ...........        1.40%       343,557        13.54          4,651,565       0.00%           -8.75%
        1999 ...........        1.40%         3,465        14.84             51,413       0.00%           48.38%      (a)(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2003 ...........        1.40%        59,646        10.33            616,350       0.00%           33.20%
        2002 ...........        1.40%        59,287         7.76            459,943       0.54%          -25.21%
        2001 ...........        1.40%        57,673        10.37            598,209       0.36%           -4.20%
        2000 ...........        1.40%        42,613        10.83            461,361       0.09%           -0.70%
        1999 ...........        1.40%           130        10.90              1,417       0.00%            9.03%      (a)(b)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 ...........    1.40% to 1.80%  736,879    7.59 to 7.70       5,594,786       0.00%      23.83% to  23.33%
        2002 ...........        1.40%       802,210         6.13          4,918,443       0.70%          -28.80%
        2001 ...........        1.40%       916,594         8.61          7,893,280       0.92%          -32.24%
        2000 ...........        1.40%       875,332        12.71         11,124,034       0.00%          -12.48%
        1999 ...........        1.40%        17,379        14.52            252,341       0.00%           45.20%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                               Contract                                                    Investment
                               Expense                        Unit           Contract        Income           Total
                                Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ---------   ---------------   --------------   ----------   -----------------
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 ...........    1.40% to 1.80%  1,024,415   $10.15 to  8.00     $10,389,644        0.38%     29.11% to  28.59%
        2002 ...........    1.40% to 1.80%  1,118,284     6.22 to  7.86       8,785,778        0.61%    -28.18% to -27.88%
        2001 ...........    1.40% to 1.80%  1,225,154     8.67 to 10.90      13,348,283        0.62%    -13.81% to -13.34%(b)
        2000 ...........        1.40%       1,007,367         12.65          12,741,632        0.06%          -1.62%
        1999 ...........        1.40%          50,682         12.86             651,605        0.00%          28.57%       (a)(b)

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003 ...........    1.40% to 1.80%  1,252,731     8.87 to  9.07      11,115,529        0.93%     24.95% to  24.44%
        2002 ...........    1.40% to 1.80%  1,322,245     7.10 to  7.29       9,389,961        0.78%    -20.26% to -19.94%
        2001 ...........    1.40% to 1.80%  1,400,831     8.87 to  9.14      12,425,085        0.53%    -11.43% to  -8.57%(b)
        2000 ...........        1.40%       1,083,351         10.01          10,847,305        0.20%         -10.05%
        1999 ...........        1.40%          54,195         11.13             603,240        0.00%          11.31%       (a)(b)

     Salomon Brothers VSF Inc. All Cap Fund
        2003 ...........    1.40% to 1.80%  1,121,498    13.17 to  9.46      14,759,462        0.25%     37.09% to  36.53%
        2002 ...........    1.40% to 1.80%  1,173,568     6.93 to  9.60      11,266,478        0.42%    -26.41% to -26.11%
        2001 ...........    1.40% to 1.80%  1,191,775     9.41 to 13.00      15,488,381        0.78%      -5.87% to  0.47%(a)
        2000 ...........        1.40%         895,490         12.94          11,585,351        0.98%          16.59%
        1999 ...........        1.40%          43,305         11.10             480,532        0.90%          10.96%       (a)(b)

     Salomon Brothers VSF Inc. High Yield Bond Fund
        2003 ...........        1.40%         203,726         13.68           2,787,671        6.76%          22.46%
        2002 ...........        1.40%         191,007         11.17           2,134,247        7.61%           5.81%
        2001 ...........        1.40%         166,474         10.56           1,757,969        9.03%           3.66%
        2000 ...........        1.40%         125,878         10.19           1,282,377       17.44%          -1.41%
        1999 ...........        1.40%           3,249         10.33              33,573       17.53%           3.33%       (a)(b)

     Salomon Brothers VSF Inc. Investors Fund
        2003 ...........    1.40% to 1.80%    569,592    11.20 to  8.96       6,372,426        1.36%     30.48% to  29.95%
        2002 ...........    1.40% to 1.80%    598,838     6.90 to  8.58       5,134,996        1.16%    -24.44% to -24.13%
        2001 ...........    1.40% to 1.80%    586,817     9.13 to 11.31       6,632,102        0.87%     -8.73% to  -5.50%(a)
        2000 ...........        1.40%         375,929         11.97           4,500,901        1.31%          13.63%
        1999 ...........        1.40%          15,554         10.54             163,880        0.99%           5.36%       (a)(b)

     Salomon Brothers VSF Inc. Total Return Fund
        2003 ...........    1.40% to 1.80%    356,571    10.85 to 10.22       3,867,173        1.64%      14.29% to 13.83%
        2002 ...........    1.40% to 1.80%    345,934     8.98 to  9.49       3,282,675        1.55%      -8.54% to -8.17%
        2001 ...........        1.40%         298,720         10.33           3,087,144        2.65%          -2.20%
        2000 ...........        1.40%         174,110         10.57           1,839,752        5.79%           6.40%
        1999 ...........        1.40%           9,159          9.93              90,956        4.71%          -0.69%       (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 ...........        1.40%         103,518         12.61           1,305,643        0.10%          52.03%
        2002 ...........        1.40%         106,173          8.30             880,815        0.21%          -4.26%
        2001 ...........        1.40%         141,871          8.67           1,229,368        0.00%          -3.19%
        2000 ...........        1.40%         149,767          8.95           1,340,618        0.00%         -42.68%
        1999 ...........        1.40%           5,099         15.62              79,625        0.00%          56.16%       (a)(b)

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 ...........        1.40%          11,728         13.71             160,775        0.34%          43.05%
        2002 ...........        1.40%           9,129          9.58              87,485        0.98%          -4.19%
        2001 ...........        1.40%          11,606         10.00             116,092        1.04%         -11.71%
        2000 ...........        1.40%           7,795         11.33              88,309        0.44%           9.85%
        1999 ...........        1.40%           1,012         10.31              10,437        0.00%           3.13%       (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ...........        1.40%           9,343         18.33             171,239        0.00%          26.08%
        2002 ...........        1.40%          23,610         14.54             343,227        6.53%           7.69%
        2001 ...........        1.40%          27,000         13.50             364,470        9.01%           8.55%
        2000 ...........        1.40%          27,654         12.44             343,894       20.47%           9.84%       (a)(b)

                                                 Contract                                          Investment
                                                  Expense               Unit         Contract        Income       Total
                                                   Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ------   ----------   --------------   ----------   ---------
     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2003 .................................     1.40%    78,403     $17.80      $  1,395,659       0.00%       35.59%
        2002 .................................     1.40%    67,873      13.13           891,088       3.88%       -2.18%
        2001 .................................     1.40%    41,796      13.42           560,937       5.61%        8.30%
        2000 .................................     1.40%    12,215      12.39           151,378      22.92%        3.91%(a)(b)
                                                                                   ------------

     2003 Contract owners' equity .............................................    $212,439,145
                                                                                   ============

     2002 Contract owners' equity .............................................    $182,935,330
                                                                                   ============

     2001 Contract owners' equity .............................................    $232,199,228
                                                                                   ============

     2000 Contract owners' equity .............................................    $211,715,531
                                                                                   ============

     1999 Contract owners' equity .............................................    $ 10,643,323
                                                                                   ============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

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                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-8:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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NATIONWIDE LIFE INSURANCE COMPANY                                     PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
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                                                                      NATIONWIDE
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Insurance Company